As filed with the Securities and Exchange Commission on June 16, 1997
                       1933 Act Registration No. 33-64368
                       1940 Act Registration No. 811-7784

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]
                                                                          -----

            Pre-Effective Amendment No.        [    ]                    [     ]

            Post-Effective Amendment No.       [ 11 ]                    [  X  ]
                                                ----                      -----
                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]
                                                                          -----

            Amendment No.  [  9  ]               [  X  ]
                            -----                 -----
                        (Check appropriate box or boxes)

                         NEUBERGER & BERMAN EQUITY TRUST
                         -------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                         Neuberger & Berman Equity Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

 Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
___ ____________ pursuant to paragraph (b)
___ 60 days after  filing  pursuant  to  paragraph (a)(1)
___ on  _______________, pursuant to  paragraph (a)(1)
___ 75 days after  filing  pursuant to paragraph (a)(2)
 X on August 30, 1997, pursuant to paragraph (a)(2)
---

         Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such rule for its 1996 fiscal year on October 25, 1996.

         Neuberger & Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 11 includes a signature page for the master fund, Global Managers Trust, and appropriate officers and trustees thereof.

                                            Page _______ of _______
                                            Exhibit Index Begins on
                                            Page _______

                         NEUBERGER & BERMAN EQUITY TRUST

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A

         This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 11 on Form N-1A

Cross Reference Sheet

Neuberger & Berman International Trust
--------------------------------------

         Part A - Prospectus

         Part B - Statement of Additional Information

         Part C - Other Information

Signature Pages

         No change is intended to be made by this Post-Effective Amendment No. 11 to the prospectuses or statements of additional information for Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partners Trust, or Neuberger & Berman NYCDC Socially Responsive Trust.

                         NEUBERGER & BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A


                              Cross Reference Sheet

              This cross reference sheet relates to the Prospectus
                   and Statement of Additional Information for
                     Neuberger & Berman International Trust


                  Form N-1A Item No.                      Caption in Part A Prospectus
                  ------------------                      ----------------------------

Item 1.             Cover Page                            Front Cover Page

Item 2.             Synopsis                              Expense Information; Summary

Item 3.             Condensed Financial Information       Performance Information

Item 4.             General Description of Registrant     Investment Program; Description of Investments; Special
                                                          Information Regarding Organization, Capitalization, and
                                                          Other Matters

Item 5.             Management of the Fund                Management and Administration; Other Information; Back
                                                          Cover Page
Item 6.             Capital Stock and Other Securities    Front Cover Page; Dividends, Other Distributions, and
                                                          Taxes; Special Information Regarding Organization,
                                                          Capitalization, and Other Matters
Item 7.             Purchase of Securities Being Offered  Shareholder Services; Share Prices and Net Asset Value;
                                                          Management and Administration
Item 8.             Redemption or Repurchase              Shareholder Services; Share Prices and Net Asset Value

Item 9.             Pending Legal Proceedings             Not Applicable

                                                          Caption in Part B
                  Form N-1A Item No.                      Statement of Additional Information
                  ------------------                      -----------------------------------

Item 10.            Cover Page                            Cover Page

Item 11.            Table of Contents                     Table of Contents

Item 12.            General Information and History       Organization

Item 13.            Investment Objectives and Policies    Investment Information; Certain Risk Considerations

Item 14.            Management of the Fund                Trustees And Officers

Item 15.            Control Persons and Principal         Not Applicable
                    Holders of Securities



                                       3

                                                          Caption in Part B
                 Form N-1A Item No.                       Statement of Additional Information
                 ------------------                       -----------------------------------

Item 16.            Investment Advisory and Other         Investment Management and Administration Services;
                    Services                              Trustees And Officers; Distribution Arrangements;
                                                          Reports To Shareholders; Custodian And Transfer Agent;
                                                          Independent Auditors

Item 17.            Brokerage Allocation                  Portfolio Transactions

Item 18.            Capital Stock and Other Securities    Investment Information; Additional Redemption
                                                          Information; Dividends and Other Distributions

Item 19.            Purchase, Redemption                  Distribution Arrangements; Additional Exchange
                                                          Information; Additional Redemption Information

Item 20.            Tax Status                            Dividends and Other Distributions; Additional Tax
                                                          Information

Item 21.            Underwriters                          Investment Management and Administration Services;
                                                          Distribution Arrangements

Item 22.            Calculation of Performance Data       Performance Information

Item 23.            Financial Statements                  Financial Statements


                                     Part C
                                     ------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 11.

               Neuberger&Berman
INTERNATIONAL TRUST(SERVICEMARK)


         A NO-LOAD EQUITY FUND
--------------------------------------------------------------------------------

    Neuberger&Berman INTERNATIONAL TRUST (the "Fund") seeks long-term capital appreciation through a diversified portfolio consisting primarily of equity securities of foreign issuers.

    YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

--------------------------------------------------------------------------------

    The Fund, which is a series of Neuberger&Berman Equity Trust (the "Trust"), invests all of its net investable assets in Neuberger&Berman International Portfolio (the "Portfolio") of Global Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger & Berman Management Incorporated ("N&B Management"). The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Summary" on page __, and "Special Information Regarding Organization, Capitalization, and Other Matters," on page __.

    Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated August 30, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.

                        PROSPECTUS DATED AUGUST 30, 1997

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


SUMMARY                                                                       3
         The Fund and Portfolio; Risk Factors                                 3
         Management                                                           3
         The Neuberger & Berman Investment Approach                           4

EXPENSE INFORMATION                                                           5
         Shareholder Transaction Expenses                                     5
         Annual Fund Operating Expenses                                       5
         Example                                                              6

INVESTMENT PROGRAM                                                            7
         Short-Term Trading; Portfolio Turnover                               8
         Borrowings                                                           8
         Other Investments                                                    8

PERFORMANCE INFORMATION                                                       9
         Total Return Information                                             9

SPECIAL INFORMATION REGARDING ORGANIZATION,
 CAPITALIZATION, AND OTHER MATTERS                                            10
         The Fund                                                             10
         The Portfolio                                                        10

SHAREHOLDER SERVICES                                                          12
         How To Buy Shares                                                    12
         How To Sell Shares                                                   12
         Exchanging Shares                                                    12

SHARE PRICES AND NET ASSET VALUE                                              13

DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES                                     14
         Distribution Options                                                 14
         Taxes                                                                14

MANAGEMENT AND ADMINISTRATION                                                 15
         Trustees and Officers                                                15
         Investment Manager, Administrator, Distributor, and Sub-Adviser      15
         Expenses                                                             16
         Transfer Agent                                                       17

DESCRIPTION OF INVESTMENTS                                                    18

OTHER INFORMATION                                                             22
         Directory                                                            22
         Funds Eligible for Exchange                                          22

SUMMARY

             THE FUND AND PORTFOLIO; RISK FACTORS
---------------------------------------------------


         The Fund is a series of the Trust and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:


     ------------------------------------------------------------------
                              SHAREHOLDERS
     ------------------------------------------------------------------
                                     BUY SHARES IN
     ------------------------------------------------------------------
                             FUND
     ------------------------------------------------------------------
                                INVESTS IN
     ------------------------------------------------------------------
                           PORTFOLIO
     ------------------------------------------------------------------
                                INVESTS IN
     ------------------------------------------------------------------
                        STOCKS & OTHER SECURITIES
     ------------------------------------------------------------------


         The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page __ and "Description of Investments" on page __.

    Here is a summary highlighting features of the Fund and the Portfolio. Of course, there can be no assurance that the Fund will meet its investment objective.


============================== ========================= =====================================================================
NEUBERGER&BERMAN
EQUITY TRUST                   INVESTMENT STYLE          PORTFOLIO CHARACTERISTICS
------------------------------ ------------------------- =====================================================================

INTERNATIONAL TRUST            Broadly diversified,      Seeks long-term capital appreciation by investing primarily in
                               medium- to large-cap      foreign stocks, both in developed economies and in emerging
                               international equity      markets.  Portfolio manager seeks undervalued companies in
                               fund.  Capitalization     countries with strong potential for growth.
                               is determined in
                               relation to the
                               principal market in
                               which securities are
                               traded.
=============================================================================================================================


             MANAGEMENT
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page __. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds[REGISTERED TRADEMARK] made available through an Institution, see "Shareholder Services - How to Buy Shares" on page __, "Shareholder Services - How to Sell Shares" on page __, and "Shareholder Services - Exchanging Shares" on page __, and the policies of the Institution through which you are purchasing shares.

             THE NEUBERGER&BERMAN INVESTMENT APPROACH
--------------------------------------------------------------------------------

    The Portfolio uses an investment process that includes a combination of country selection and individual security selection primarily based on a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market values. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

    Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

EXPENSE INFORMATION

    This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.


             SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

         As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.

         Sales Charge Imposed on Purchases                             NONE
         Sales Charge Imposed on Reinvested Dividends                  NONE
         Deferred Sales Charges                                        NONE
         Redemption Fees                                               NONE
         Exchange Fees                                                 NONE



         ANNUAL FUND OPERATING EXPENSES
         (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------

         The following table shows anticipated annual operating expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of the Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.
         The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based upon current administration fees for the Fund, current management fees for the Portfolio and the current expense reimbursement undertaking. For more information, see "Management and Administration" and the SAI.
         The Fund and Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). "Other Expenses" in the following table are estimated amounts for the Fund and the Portfolio for the current fiscal year and assume average daily net assets of $25 million. There can be no assurance that the Fund will achieve that asset level. All expenses are factored into the Fund's share prices and dividends and are not charged directly to Fund shareholders.


NEUBERGER&BERMAN                         MANAGEMENT AND             12B-1         OTHER EXPENSES       TOTAL OPERATING
EQUITY TRUST                          ADMINISTRATION FEES           FEES           (ESTIMATED)            EXPENSES
--------------------------------- ----------------------------- -------------- --------------------- --------------------


INTERNATIONAL TRUST                          1.05%*             None                  0.75%                 1.80%*

*Reflects N&B Management's expense reimbursement undertaking, described below.

         The trustees of the Trust believe that investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolio may differ from those of the Fund.

         As set forth in "Expenses" on page ___, N&B Management has voluntarily undertaken to reimburse the Fund for a portion of its Total Operating Expenses. Absent the reimbursement, Management and Administration Fees and Total Operating Expenses would be 1.25% and 2.00% , respectively, of the Fund's average daily net assets.

         For more information, see "Expenses" on page __.

         EXAMPLE
--------------------------------------------------------------------------------

         To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

NEUBERGER&BERMAN
EQUITY TRUST                          1 YEAR                       3 YEARS
--------------------------------------------------------------------------------
INTERNATIONAL TRUST                    $18                           $57

         The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

INVESTMENT PROGRAM

         The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page __.

         Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.

         Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.

         The investment objective of the Portfolio and Fund is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include non-U.S. governments, their agencies, and instrumentalities. This investment objective is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.

         The  Portfolio  invests  primarily in equity  securities  of medium- to large-capitalization companies traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Portfolio's assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Portfolio's total assets normally are invested in equity securities of foreign issuers. The Portfolio normally invests in issuers in at least three foreign countries. The Portfolio may invest more heavily in certain countries than in others. From time to time, the Portfolio may invest a significant portion of its assets in Japan.

         The Portfolio may invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers.

         Because the Portfolio invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries. Most of the securities held by the Portfolio are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values.

         The Portfolio may use techniques such as options, futures, forward foreign currency exchange contracts ("forward contracts"), and short selling for hedging purposes and in an attempt to realize income. The Portfolio may use leverage to facilitate transactions it enters into for hedging purposes. The use of these strategies may entail special risks.

         For  more   information   about  these  risks,   see   "Description  of
Investments" on page __.

         SHORT-TERM TRADING; PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

         Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. It is anticipated that the annual turnover rate of the Portfolio normally will not exceed 100%.

         BORROWINGS
--------------------------------------------------------------------------------


         The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

         The Portfolio may borrow money from banks to facilitate transactions that it enters into for hedging purposes, which is a form of leverage. This leverage may exaggerate the gains and losses on the Portfolio's investments and changes in the net asset value of the Fund's shares. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, the Portfolio will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Portfolio may pledge assets in connection with permitted borrowings.

         OTHER INVESTMENTS
--------------------------------------------------------------------------------


         For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. The Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

PERFORMANCE INFORMATION

         The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.

         An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smoothes out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

         As of the date of this Prospectus, the Fund has no past performance. However, a mutual fund that is a series of Neuberger&Berman Equity Funds ("N&B Equity Funds") and is administered by N&B Management, which has a name similar to the Fund and the same investment objective, policies, and limitations as the Fund ("Sister Fund"), also invests in the Portfolio. The following table shows the average annual total returns of the Sister Fund for the 1-year period ended February 28, 1997 and for the periods from April 30, 1994 (commencement of operations) to February 28, 1997 and ______________, 1997. The table also shows a comparison with the EAFE[REGISTERED TRADEMARK] Index. The EAFE[REGISTERED TRADEMARK] Index is the Morgan Stanley Capital International Europe, Australia, Far East Index, an unmanaged index of non-U.S. equity market performance. Please note that an index does not take into account any fees or expenses of investing in the individual securities that it tracks.


                          AVERAGE ANNUAL TOTAL RETURNS
                    (PERFORMANCE RESULTS OF THE SISTER FUND)

                                              PERIODS ENDED                        PERIOD ENDED
                                                02/28/97                               /  /97
                                     -----------------------------------         ----------------
                                     1 YEAR                SINCE                     SINCE                      INCEPTION
                                                         INCEPTION                 INCEPTION                      DATE
                               ----------------------------------------------------------------------------------------------------

INTERNATIONAL                        +25.92%                +13.36%                   ____%                       6/15/94

EAFE(REGISTERED TRADEMARK) INDEX     + 3.54                 + 5.53                    ____%                         N/A


         BNP-N&B Global Asset Management L.P. ("BNP-N&B Global"), a joint venture of Neuberger&Berman and Banque Nationale de Paris, served as the investment adviser to the Portfolio from its inception until November 1, 1995; however, the same individual was responsible for portfolio management both before and after that date. Had BNP-N&B Global and N&B Management not reimbursed certain expenses, the total returns shown above would have been lower. The total returns would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund.


         TOTAL  RETURN   INFORMATION.   You  can  obtain   current   performance
information about the Fund by calling N&B Management at 800-877-9700.

SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS


         THE FUND
--------------------------------------------------------------------------------

         The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.

         DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

         CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.


         THE PORTFOLIO
--------------------------------------------------------------------------------

         The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of March 18, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust currently has one Portfolio. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.

         FUND'S INVESTMENT IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities. This "master/feeder fund" structure is depicted in the "Summary" on page __.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Fund invests all of its net investable assets in the Portfolio. The shares of the Sister Fund are available for purchase by members of the general public.

         The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. The Fund does not sell its shares directly to members of the general public. Other investors in the Portfolio (including the Sister Fund) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except the Sister Fund) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in the Portfolio in the future will be available from N&B Management by calling 800-877-9700.

         The trustees of the Trust believe that investment in the Portfolio by the Sister Fund or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

         INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

         CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

SHAREHOLDER SERVICES

         HOW TO BUY SHARES
--------------------------------------------------------------------------------

         YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.

         Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of the Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time.

         Other Information:

         o An Institution must pay for shares it purchases on its clients' behalf in U.S. dollars.
         o The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder Services -- Exchanging Shares."
         o   The Fund does not issue certificates for shares.
         o Some Institutions may charge their clients a fee in connection with purchases of shares of the Fund.

         HOW TO SELL SHARES
--------------------------------------------------------------------------------

         You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares and the payment of redemption proceeds. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time.

         Other Information:

         o Redemption proceeds will be paid to Institutions as agreed with N&B Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law). An Institution may not follow the same procedures for payment of redemption proceeds to its clients.
         o The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
         o Some Institutions may charge their clients a fee in connection with redemptions of shares of the Fund.

         EXCHANGING SHARES
--------------------------------------------------------------------------------

         Through an account with an Institution, you may be able to exchange shares of the Fund for shares of another Neuberger&Berman Fund. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

         o   Shares can be exchanged  ONLY between  accounts  registered  in the same name, address, and taxpayer ID number of the Institution.
         o   An exchange  can be made only into a fund whose shares are eligible for sale in the state where the Institution is located.

         o   An  exchange  may have tax  consequences.

         o The Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.

         o The Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.


SHARE PRICES AND NET ASSET VALUE


         The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         The Portfolio values equity securities at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value.

         The Portfolio's portfolio securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

         The Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions, and any net gains from foreign currency transactions earned or realized by the Portfolio.

         DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

         REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

         DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.


         TAXES
--------------------------------------------------------------------------------

         An investment has certain tax consequences, depending on the type of account through which the investment is made. FOR AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

         TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before the Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December should take this into account.

         For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long an investor has owned Fund shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before an investor bought Fund shares.

         Every January, the Fund will send each Institution a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. Information accompanying that statement will show the portion, if any, of those distributions that generally are not subject to state and local income taxes.

         TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

         When an Institution sells Fund shares, it will receive a confirmation statement showing the number of shares sold and the price.

         OTHER.   Every  January,   Institutions  will  receive  a  consolidated
transaction statement for the previous year. Each Institution is required annually to send each investor in its account a statement showing the investor's distribution and transaction information for the previous year.

         The Fund intends to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

         The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

         TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         The trustees of the Trust and the trustees of Managers Trust have oversight responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio. All trustees of Managers Trust also serve as trustees of the Trust. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


         INVESTMENT MANAGER, ADMINISTRATOR,
         DISTRIBUTOR, AND SUB-ADVISER
--------------------------------------------------------------------------------

         N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $15.8 billion as of March 31, 1997.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $46.0 billion of assets as of March 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         State Street Cayman Trust Company, Ltd., located in George Town, Grand Cayman, Cayman Islands, British West Indies, provides certain administrative, fund accounting and transfer agency services for the Portfolio, which has its principal offices in the Cayman Islands.

         Felix Rovelli, manager of the Portfolio, is on a leave of absence attending to a personal matter. Valerie Chang, an Assistant Vice President of N&B Management and an assistant portfolio manager for the Portfolio from December 1996 until June 1997, is currently responsible for the day-to-day management of the portfolio. Ms. Chang served in the investment banking division of Salomon Brothers and Morgan Stanley & Co., Inc. from 1993 until 1995 and as a senior securities analyst for TIAA/CREF from 1995 until December 1996.

         Neuberger&Berman may act as broker for the Portfolio in the purchase and sale of portfolio securities and in the purchase and sale of options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.

EXPENSES
--------------------------------------------------------------------------------

         N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. The Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, and 0.725% of average daily net assets in excess of $1.5 billion. N&B Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.40% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to the Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.

         The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses are the "Other Expenses" described on page ___.

         See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.

         N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. The Fund's per annum "expense ratio" is the sum of the Fund's Total Operating Expenses, divided by the Fund's average daily net assets for the year. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.

         TRANSFER AGENT
--------------------------------------------------------------------------------

         The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

DESCRIPTION OF INVESTMENTS

         In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.

         ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Portfolio may experience difficulty  in valuing or  disposing  of  illiquid  securities.  N&B  Management determines the liquidity of the Portfolio's securities, under general supervision of the trustees of Managers Trust.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.

         FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities.

         The Portfolio invests primarily in foreign securities. The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices, which may cause delays and expose the Portfolio to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision of issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Portfolio between different countries; difficulties in invoking legal process and enforcing contractual obligations abroad; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also may involve higher brokerage and custodial expenses than investment in domestic securities.

         In addition, investing in foreign securities may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations (or other foreign or U.S. laws or restrictions applicable to such investments) and devaluations of foreign currencies. Some foreign currencies may be volatile. A decline in the exchange rate between the U.S. dollar and another currency will reduce the value of portfolio securities denominated in that currency irrespective of the performance of the underlying investment. In addition, the Portfolio generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency.

         All  of  the   foregoing   risks  may  be   intensified   in   emerging
industrialized and less developed countries.

         JAPANESE INVESTMENTS. From time to time, the Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Portfolio may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

         OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuers' portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         FOREIGN CURRENCY TRANSACTIONS. The Portfolio may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates. The Portfolio may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Portfolio may also enter into contracts to sell foreign currencies to protect against a decline in the value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar.

         The Portfolio may also enter into forward contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Portfolio. The Portfolio may also engage in proxy-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if N&B Management believes that there is a pattern of correlation between the two currencies. Proxy-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the securities are denominated.

         PUT AND CALL OPTIONS ON FOREIGN CURRENCIES, SECURITIES, AND SECURITIES INDICES. The Portfolio may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Portfolio may also use options on foreign currencies to proxy-hedge. In addition, the Portfolio may purchase put and call options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Portfolio. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered illiquid and subject to the restriction on illiquid securities.

         To realize greater income than would be realized on portfolio securities transactions alone, the Portfolio may write put and call options on any securities in which it may invest or options on any securities index based on securities in which the Portfolio may invest.

         The Portfolio will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost. The Portfolio pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currencies. The writing of options could result in significant increases in the Portfolio's turnover rate.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices and may purchase and sell options on such contracts on both U.S. and foreign exchanges. The Portfolio may engage in such transactions for hedging or non-hedging purposes.

         GENERAL RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS. The primary risks in using put and call options, futures contracts, options on futures contracts, and forward contracts ("Financial Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that use of Financial Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; and (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When the Portfolio uses
Financial Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will "cover" its position, to the extent required by SEC staff policy. Another risk of Financial Instruments is the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. Futures, options and forward contracts are considered "derivatives." Losses that may arise from certain futures transactions are potentially unlimited.

         SHORT SALES AGAINST-THE-BOX. The Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses into a later tax period.

         SHORT SALES. The Portfolio may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that N&B Management believes possess volatility characteristics similar to those being hedged. The Portfolio also may use short sales in an attempt to realize gain. To effect a short sale, the Portfolio borrows a security from a brokerage firm to make delivery to the buyer. The Portfolio then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay the lender any dividends and may be required to pay a premium or interest.

         The Portfolio will realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Portfolio is required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

         FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Portfolio commits to purchase securities at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuations in the Portfolio's and the Fund's NAVs.

         REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank, a foreign bank or a U.S. branch or agency of a foreign bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. In such a transaction, the Portfolio sells a security to a bank or securities dealer and simultaneously agrees to repurchase it at a higher price on a specific date. The Portfolio will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. Such transactions may increase fluctuations in the Portfolio's and the Fund's NAVs and may be viewed as a form of leverage.

         FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Portfolio may invest up to 5% of its net assets in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. These securities may be of any rating, including those rated below investment grade and Comparable Unrated Securities. Such securities may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. The Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.

         INDEXED SECURITIES. The Portfolio may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

         OTHER INVESTMENTS. Although the Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.

         U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National
Mortgage Association, Fannie Mae (formerly, Federal National Mortgage Association), Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.




OTHER INFORMATION


DIRECTORY                                    FUNDS ELIGIBLE FOR EXCHANGE
INVESTMENT MANAGER, ADMINISTRATOR,           EQUITY TRUST
AND DISTRIBUTOR                              Neuberger&Berman Focus Trust
Neuberger&Berman Management Incorporated     Neuberger&Berman Genesis Trust
605 Third Avenue 2nd Floor                   Neuberger&Berman Guardian Trust
New York, NY 10158-0180                      Neuberger&Berman Manhattan Trust
800-877-9700                                 Neuberger&Berman Partners Trust

SUB-ADVISER                                  EQUITY ASSETS
Neuberger&Berman, LLC                        Neuberger&Berman Socially
605 Third Avenue                               Responsive Trust
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT                 INCOME TRUST
State Street Bank and Trust Company          Neuberger&Berman Ultra Short Bond
225 Franklin Street                             Trust
Boston, MA 02110                             Neuberger&Berman Limited Maturity
                                                Bond Trust
ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY  10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800



Neuberger&Berman, LLC, Neuberger&Berman Management Inc., and the above-named Funds are registered trademarks or service marks of Neuberger&Berman Management Inc.
(COPYRIGHT)1997 Neuberger&Berman Management Inc.

             NEUBERGER & BERMAN INTERNATIONAL TRUST AND PORTFOLIO

                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED AUGUST 30, 1997

                              No-Load Mutual Fund
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-877-9700




            Neuberger & Berman INTERNATIONAL Trust ("Fund"), a series of Neuberger & Berman Equity Trust ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated August 30, 1997. The Fund invests all of its net investable assets in Neuberger & Berman INTERNATIONAL Portfolio ("Portfolio").

            AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

            The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated ("N&B Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS
                                                                        PAGE


INVESTMENT INFORMATION.....................................................2
      Investment Policies and Limitations..................................2
      The Portfolio........................................................6
      Additional Investment Information...................................11


PERFORMANCE INFORMATION...................................................36
      Total Return Computations...........................................36


Comparative Information...................................................37
      Other Performance Information.......................................38


CERTAIN RISK CONSIDERATIONS...............................................39


TRUSTEES AND OFFICERS.....................................................39


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.........................49
      Investment Manager and Administrator................................49
      Sub-Adviser.........................................................51
      Investment Companies Managed........................................51
      Management and Control of N&B Management............................55


DISTRIBUTION ARRANGEMENTS.................................................56


ADDITIONAL EXCHANGE INFORMATION...........................................57


ADDITIONAL REDEMPTION INFORMATION.........................................60
      Suspension of Redemptions...........................................60
      Redemptions in Kind.................................................60

DIVIDENDS AND OTHER DISTRIBUTIONS.........................................60


ADDITIONAL TAX INFORMATION................................................61
      Taxation of the Fund................................................61
      Taxation of the Portfolio...........................................62
      Taxation of the Fund's Shareholders.................................65

PORTFOLIO TRANSACTIONS....................................................65
      Portfolio Turnover..................................................70


REPORTS TO SHAREHOLDERS...................................................70


ORGANIZATION..............................................................70


CUSTODIAN AND TRANSFER AGENT..............................................70


INDEPENDENT AUDITORS......................................................71


LEGAL COUNSEL.............................................................71


REGISTRATION STATEMENT....................................................71


FINANCIAL STATEMENTS......................................................72


Appendix A................................................................73
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.....................73


Appendix B................................................................76
      THE ART OF INVESTMENT:..............................................76

                            INVESTMENT INFORMATION

            The Fund is a separate series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Global Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which are open-end management investment companies managed by N&B Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1. INVESTMENTS IN ANY ONE ISSUER. At the close of each quarter of the Portfolio's tax year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            3. INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

            4. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            5. SHORT SALES. The Portfolio may not engage in a short sale (except a short sale against-the-box) if, as a result, the dollar amount of all short sales would exceed 25% of its net assets or if, as a result, the value of securities of any one issuer in which the Portfolio would be short would exceed 2% of the value of the Portfolio's net assets or 2% of the securities of any class of any issuer. Transactions in forward contracts, futures contracts and options are not considered short sales.

            6. OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

            7. UNSEASONED ISSUERS. The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

            8. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            9. RESTRICTED SECURITIES. The Portfolio may not purchase a security restricted as to resale if, as a result, more than 10% of the Portfolio's total assets would be invested in restricted securities. Foreign securities that are freely tradable in their principal market are not considered restricted, even if they are not registered for sale in the United States.

            10. WARRANTS. The Portfolio may not invest more than 5% of its net assets in warrants, including warrants that are listed on the New York Stock

Exchange ("NYSE") or American Stock Exchange ("AmEx"), or more than 2% of its net assets in warrants that are not so listed. For purposes of this limitation, warrants are valued at the lower of cost or market value, and warrants acquired by the Portfolio in units or attached to securities are deemed to be without value, even if the warrants are later separated from the unit.

            11. OIL AND GAS PROGRAMS. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but the Portfolio may purchase securities of companies that own interests in any of the foregoing.

            12. REAL ESTATE. The Portfolio may not invest in partnership or similar interests in real estate limited partnerships.

THE PORTFOLIO

            Equity portfolios consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. Over the past thirty years, for example, the average growth rates of many foreign economies have outpaced that of the United States. While the United States accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 30% of that total at the end of 1996 -- or less than a third of the dollar value of the world's available stocks and bonds.(1)

            Over  time,   a  number  of   international   equity   markets  have
outperformed their U.S. counterpart. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

            In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, all ten of the largest construction companies, nine of the ten largest banks and seven of the ten largest automobile companies are based outside of the United States.

            A principal advantage of investing overseas is diversification. A diversified portfolio gives investors the opportunity to pursue increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not

--------------------

(1)  Source:  Morgan Stanley Capital International.

a guarantee against market risk and may be affected by the economic and other factors described in the Prospectus. These include the prospects of individual companies and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

            Furthermore, buying foreign stocks and bonds can be difficult for the individual investor and involves many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate thoroughly foreign companies and markets or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

            The Portfolio invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." In all cases, N&B Management's investment process includes a combination of "top-down country allocation" and "bottom-up security selection."

            The portfolio manager searches the world for investment opportunities wherever and whenever they arise -- in both developed and emerging markets. First, the portfolio manager selects countries with strong potential for growth. N&B Management believes that the majority of the total return in a global equity portfolio can be attributed to country allocation. The Portfolio's stock selection process leads to diversification across more than 20 countries that the manager believes offer the best value.

            Then, the portfolio manager focuses on individual companies. The portfolio manager looks at the fundamentals. Does the company lead its market niche? How strong is its management? If the company is small, has it shown sustained growth? In general, the Portfolio's selection process leads to investments in mid-sized companies in developed countries and larger, more established firms in emerging markets such as Hungary and Singapore.

            TOP-DOWN APPROACH TO REGIONAL AND COUNTRY DIVERSIFICATION

            N&B Management uses extensive economic research to identify countries that offer attractive investment opportunities, by analyzing factors such as growth rates of gross domestic product, interest rate trends, and currency exchange rates. Market valuations, combined with correlation and volatility comparisons, provide N&B Management with a target allocation across twenty or more countries.

            BOTTOM-UP APPROACH TO SECURITY SELECTION

            N&B Management's value-oriented approach seeks out attractively priced issues, by concentrating on criteria such as a low price-to-earnings ratio relative to earnings growth rate, balance sheet strength, low price to cash flow, and management quality. Typically, the Portfolio's investment portfolio is comprised of over 100 different securities issues, primarily of medium- to large-capitalization companies (determined in relation to the principal market in which a company's securities are traded).

            CURRENCY RISK MANAGEMENT

            Exchange rate movements and volatility are important factors in international investing. The portfolio manager believes in actively managing the Portfolio's currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. The portfolio manager uses a combination of economic analysis to guide the Portfolio's longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.

            Over the past two decades, international stocks, on average, have outperformed U.S. stocks. If you had invested $10,000 in the international stocks that comprise the EAFE[REGISTERED TRADEMARK] Index and the U.S. stocks that make up the S&P "500" Index twenty years ago, here's what your investments would have been worth as of December 31, 1996:

                                             Value of          Avg. annual total
                                            investment              return(2)

International stocks
  (EAFE[REGISTERED TRADEMARK])              $171,996                 15.29%
Domestic stocks (S&P "500")                 $150,282                 14.51%



            Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets,

----------------------

(2) Total return assumes reinvestment of all dividends and other distributions. The EAFE[REGISTERED TRADEMARK] Index, also known as the Morgan Stanley Capital International Europe, Australia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices and is translated into U.S. dollars. The S&P "500" Index is an unmanaged index generally considered to be representative of U.S. stock market activity. Indices do not take into account brokerage commissions or other fees and expenses of investing in the individual securities that they track. Data about the performance of these indices are prepared or obtained by N&B Management.

such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.

AN INTERVIEW WITH THE PORTFOLIO MANAGER

            Q: Why should investors allocate a portion of their assets to international markets?

            A: First, an investor who does not invest internationally misses out on about two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-third of the world's stock market capitalization, and the U.S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings, and the occasional creation of official stock exchanges in emerging economies continuously present new opportunities for capital in an expanding global market.

            Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

            Finally, international investing helps an investor increase diversification, which can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

            Q:    Does international investing involve special risks?

            A: Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns. Anyone who invests in foreign markets should keep that fact in mind.

            Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information, and the possibility of adverse economic or political developments. Additional special risks of foreign investing are discussed in the Prospectus.

            Q: What are some of the advantages of investing in an international fund?

            A: An international mutual fund can be a convenient way to invest internationally and diversify assets among several markets to reduce risk. Additionally, the considerable burden of obtaining timely, accurate, and comprehensive information about foreign economies and securities is left to seasoned professional managers.

            Q:    What is your investment approach?

            A: We seek to capitalize on investments in countries where we believe that positive economic and political factors are likely to produce above-average returns. Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. We believe that, in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, we continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically twenty or more, in an effort to limit total portfolio risk.

            We strive to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. We usually include in the Portfolio's investments the securities of large-capitalization companies, determined in relation to the appropriate national market, as well as securities of faster-growing, medium-sized companies that offer potentially higher returns but are often associated with higher risk.

            The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries, which appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, we invest in relatively large, established companies that we believe possess the managerial, financial, and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Portfolio may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above-average growth and are less followed by market analysts, which sometimes leads to inefficient valuation.

            Finally, we strive to limit total portfolio volatility and protect the value of portfolio securities by selectively hedging the Portfolio's foreign currency exposure in times when we expect the U.S. dollar to strengthen.

            Q:    How do you perceive the current outlook?

            A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investment and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed income securities.

            In addition, it appears to us that both Europe and Japan recently passed the bottom of their economic cycles. In many economies, the current recession has been the most severe of all recessions in the last five decades. With global inflation still in check, many economies should continue to have lower interest rates, which, coupled with a forecast of recovery in profits, could positively impact stock market returns.

            Q: Compared to the stock market in the United States, are there more anomalies in security pricing abroad?

            A: Well, the rest of the world is not as well followed as the United States. So you'll find more anomalies. At the same time, though, the level of analysis of companies around the world is improving every day, and the gap in coverage is narrowing.

            What never changes is the psychology of the investor -- you regularly see either despair or euphoria in different sectors of every international market. That, in our opinion, creates opportunities to find undiscovered gems at extraordinarily cheap prices.

            These opportunities can come from, say, uncertainty over an election going one way or another. Investors may see the outcome as totally disastrous for a country -- or as totally euphoric. Then, reality sets in, and things are never as bleak or as wonderful as they had been painted.

            Q: Do you integrate ideas from Neuberger & Berman's research and the domestic portfolio managers?

            A: Oh, sure. As everyone knows, the world is becoming smaller, and certain industries are becoming global (or have become global). Whether one thinks about technology, pharmaceuticals, medical devices, or the automobile industry, it's really become one world market. So it's crucial to have good knowledge about BOTH the United States and the areas outside the United States where these companies dominate.

ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others. It may not buy all of the types of securities or use all of the investment techniques that are described.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System, from a foreign bank or a U.S. branch or agency of a foreign bank or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent. If the Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, the Portfolio may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

            SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            LEVERAGE. The Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the Portfolio's and the Fund's net asset values ("NAVs"). Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Portfolio's investment limitations.

            Generally, the Portfolio does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

            FOREIGN  SECURITIES.   Investments  in  foreign  securities  involve
sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            The Portfolio may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) certificates of deposit ("CDs"), commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

            When-issued purchases and forward commitment transactions enable the Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

            The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's NAV as long as the commitment to sell remains in effect.

            The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

            When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

            PUT AND CALL OPTIONS ON SECURITIES. The Portfolio may write call options and purchase put options on securities in order to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs). The Portfolio may also purchase or write put options, purchase call options and write covered call options in an attempt to earn premium income.

            The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

            The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

            When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security. The Portfolio intends to write only "covered" call options on securities it owns.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio might purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

            Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do) but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security.

            If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            Securities   options  are  traded  both  on  exchanges  and  in  the
over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

            The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the last available bid price.

            Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be subject to market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            Options normally have expiration dates between three and nine months from the date written. The Portfolio may purchase both European-style options and American-style options. European-style options are exercisable only immediately prior to their expiration date. American-style options, in contrast, are exercisable at any time prior to their expiration date. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

            PUT AND CALL OPTIONS ON SECURITIES INDICES. The Portfolio may write and purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Portfolio's securities or securities the Portfolio intends to buy. However, the Portfolio currently does not expect to invest a substantial portion of its assets in securities index options. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier."

            A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the NYSE, the AmEx, and other U.S. and foreign exchanges. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

            The Portfolio may purchase put options in order to hedge against an anticipated decline in securities market prices that might adversely affect the value of portfolio securities. If the Portfolio purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Portfolio's portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Portfolio will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of portfolio securities.

            The Portfolio may purchase call options on securities indices in order to participate in an anticipated increase in securities market prices. If the Portfolio purchases a call option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any increase in the level of the securities index above the exercise price. Such payments would, in effect, allow the Portfolio to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Portfolio intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Portfolio will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by a reduction in the price the Portfolio pays to buy additional securities.

            The Portfolio may write securities index options in order to close out positions in securities index options which it has purchased. These closing sale transactions enable the Portfolio immediately to realize gains or minimize losses on its options positions. If the Portfolio is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portfolio securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available. In addition, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

            OTHER RISKS OF OPTIONS TRANSACTIONS. The Portfolio may purchase and sell options that are traded on both U.S. and foreign exchanges. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time, and, for some options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction with respect to covered call options it has written, it will not be able to sell the underlying securities until the options expire or are exercised or until different cover is substituted.

            Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient interest in trading certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or its clearing organization may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the clearing organization as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

            The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options on securities involves a risk that the Portfolio will be required to sell or purchase such securities at a price that is less favorable than the current market price and will lose the benefit of appreciation or depreciation in the market price of such securities.

            The Portfolio would incur brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities. Brokerage commissions for options transactions may be higher or lower than for portfolio securities transactions. The writing of options could result in a significant increase in the Portfolio's turnover rate.

            FUTURES CONTRACTS. The Portfolio may enter into futures contracts on individual securities and futures contracts on securities indices which are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange. The Portfolio may purchase and sell futures for BONA fide hedging and non-hedging purposes (I.E., in an effort to enhance income) as defined in regulations of the CFTC.

            A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery during a particular month of securities having a standardized face value and rate of return. By purchasing futures on securities, the Portfolio will legally obligate itself to accept delivery of the underlying security and to pay the agreed price. By selling futures on securities, the Portfolio will legally obligate itself to make delivery of the security and receive payment of the agreed price.

            Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract. In that case, the position will be valued at fair value, as determined by or under the general direction of the Portfolio Trustees. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            Futures contracts on securities normally are not held to maturity but are instead liquidated through offsetting transactions which may result in a profit or loss. While futures contracts on securities entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which the futures are traded assumes responsibility for closing out open futures positions and guarantees that, if a position is still open, the sale or purchase of securities will be performed on the settlement date.

            A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs, and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract generally reflect changes in the specified index of securities on which the futures contract is based.

            The Portfolio sells futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Portfolio purchases futures contracts in order to fix what N&B Management believes to be a favorable price for securities the Portfolio intends to purchase. If a futures contract is purchased by the Portfolio, the value of the contract will tend to change together with changes in the value of such securities.

            The Portfolio may also purchase put and call options on futures contracts for BONA FIDE hedging and non-hedging purposes. A put option purchased by the Portfolio would give it the right to assume a position as the seller of a futures contract (assume a short position). A call option purchased by the Portfolio would give it the right to assume a position as the purchaser of a futures contract (assume a long position). The Portfolio pays a premium when it purchases an option on a futures contract. In exchange for the premium, the Portfolio becomes entitled to exercise the option, but is not required to do so. If the option cannot be profitably exercised before it expires, the Portfolio's loss will be limited to the amount of the premium and any transaction costs.

            In addition, the Portfolio may write (sell) put and call options on futures contracts for BONA FIDE hedging and non-hedging purposes. Writing a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Portfolio intends to purchase. However, the Portfolio becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Conversely, writing a call option on a futures contract generates a premium, which may partially offset a decline in the value of the Portfolio's assets. By writing a call option, the Portfolio becomes obligated to sell a futures contract, which may have a value higher than the exercise price.

            The Portfolio may enter into closing purchase or sale transactions in order to terminate a futures contract. The Portfolio may close out an option which it has purchased or written by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Portfolio's ability to enter into closing transactions depends on the development and maintenance of a liquid market, which may not exist at all times.

            Although futures and options transactions are intended to enable the Portfolio to manage interest rate or stock market risks, unanticipated changes in interest rates or market prices could result in poorer performance than if the Portfolio had not entered into such transactions. Even if N&B Management correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the Portfolio's futures position do not correspond to changes in the value of its investments. This lack of correlation between the Portfolio's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. N&B Management attempts to minimize these risks through careful selection and monitoring of the Portfolio's futures and options positions. The ability to predict the direction of the securities markets and interest rates involves skills different from those used in selecting securities.

            The prices of futures  contracts  depend  primarily  on the value or level of the securities or indices on which they are based. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to the Portfolio will not exactly match the securities the Portfolio wishes to hedge or intends to purchase, and consequently will not provide a perfect hedge against all price fluctuations. To compensate for differences in historical volatility between positions the Portfolio wishes to hedge and the standardized futures contracts available to it, the Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase.

            FOREIGN CURRENCY TRANSACTIONS. The Portfolio may engage in foreign currency exchange transactions. Such transactions are conducted either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. The

Portfolio may enter into forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates and may also enter into forward contracts for non-hedging purposes.

            A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may wish to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying securities transaction, the Portfolio will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

            When N&B Management believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, the Portfolio may also enter into a forward contract to sell, for a fixed amount of dollars, an amount of foreign currency which approximates the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the Portfolio's foreign currency denominated securities will not generally be possible, since the value of such securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures.

            The Portfolio may also engage in proxy-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, when N&B Management believes that there is a pattern of correlation between the two currencies. The Portfolio may also purchase and sell forward contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Portfolio's investment portfolio.

            When the Portfolio engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency materially in excess of the value of the portfolio securities or other assets denominated in that currency. At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract that obligates it to purchase the same amount of such foreign currency at the same maturity date. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

            Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

            While the Portfolio may enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Portfolio may benefit from such transactions, unanticipated changes in currency exchange rates may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may cause the Portfolio to sustain losses or may prevent the Portfolio from achieving a complete hedge. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. The Portfolio may experience delays in the settlement of its foreign currency transactions. The Portfolio is not required to enter into transactions in forward contracts and will not do so unless deemed appropriate by N&B Management.

            An issuer of fixed income securities  purchased by the Portfolio may be domiciled in a country other than the country in whose currency the instrument is denominated. The Portfolio may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Portfolio's ability to prevent potential losses. In addition, the Portfolio may invest in securities denominated in other currency baskets.

            CURRENCY FUTURES AND OPTIONS THEREON. The Portfolio may enter into currency futures contracts and options on such futures contracts in domestic and foreign markets and may do so for hedging or non-hedging purposes (I.E., in an effort to enhance income) as defined in CFTC regulations. The Portfolio may sell a currency futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If N&B Management anticipates that a particular currency will rise, the Portfolio may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Portfolio intends to purchase. The Portfolio may also purchase a currency futures contract or a call option thereon for non-hedging purposes when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Portfolio.

            The sale of a currency futures contract creates an obligation by the Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by the Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the parties making or taking delivery of the currency. A currency futures contract is closed out by entering into an offsetting purchase or sale transaction. To close out a currency futures contract sold by the Portfolio, the Portfolio purchases a currency futures contract for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Portfolio is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Portfolio, the Portfolio sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain. Likewise, if the offsetting sale price is less than the purchase price, the Portfolio realizes a loss.

            A risk in employing currency futures contracts to protect against price volatility of portfolio securities denominated in a particular currency is imperfect correlation between the prices of such currency futures contracts and the cash prices of the Portfolio's securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity. Another risk is that N&B Management could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which such movements will take place. When the Portfolio purchases currency futures contracts, it will deposit an amount of cash or appropriate liquid securities equal to the market value of the currency futures contract (minus any required margin) in a segregated account to collateralize the position and thereby limit the use of such futures contracts.

            Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. For the holder of an option, there are no daily payments of cash for variation margin to reflect changes in the value of the underlying contract, as there are by a purchaser or seller of a currency futures contract.

            Put and call options on currency futures have characteristics similar to those of other options. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market for such options.

            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may purchase options on foreign currencies for hedging purposes in a manner similar to currency futures contracts or forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

            Conversely, if a rise is projected in the dollar value of a currency in which securities to be acquired by the Portfolio are denominated, thereby increasing the cost of such securities, the Portfolio may purchase call options on that currency. If the value of the currency increases sufficiently, the Portfolio will have the right to purchase that currency for a fixed amount of dollars which is less than the market value of that currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Portfolio intends to acquire.

            As in the case of other types of options transactions, however, the benefit the Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, which would deprive the Portfolio of all or a portion of the benefits of advantageous changes in such rates.

            The Portfolio may also write options on foreign currencies for hedging purposes. For example, if N&B Management anticipates a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the call option most likely will not be exercised, and the decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Portfolio.

            Similarly, the Portfolio could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option most likely will not be exercised, and such increased cost will be offset, at least in part, by the amount of the premium received by the Portfolio.

            If unanticipated exchange rate fluctuations occur, a put or call option may be exercised, and the Portfolio could be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

            The Portfolio may purchase call options on foreign currencies for non-hedging purposes when N&B Management anticipates that a currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Portfolio. The Portfolio may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone. However, in writing covered call options for income, the Portfolio may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, the Portfolio accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

            The Portfolio would normally purchase call options for non-hedging purposes in anticipation of an increase in the market value of a currency. The Portfolio would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise the Portfolio would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Portfolio for the purpose of benefiting from a decline in the value of currencies which it does not own. The Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Portfolio would realize either no gain or a loss on the purchase of the put option.

            A call option on foreign currency written by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if the Portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the amount of the difference is maintained by the Portfolio in cash or appropriate liquid securities in a segregated account with its custodian.

            The risks of currency options are similar to the risks of other options, as discussed herein.

            LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS"). The Portfolio is required to maintain margin deposits with, or for the benefit of, futures commission merchants through which it effects futures transactions. The Portfolio must deposit initial margin each time it enters into a futures contract. Such initial margin is usually equal to a percentage of the contract's value. In addition, daily variation margin payments in cash are required to reflect gains and losses on open futures positions. If the price of a futures contract changes so that the margin deposit does not satisfy margin requirements, the Portfolio will be required to make additional margin payments during the term of the futures contract. However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. The Portfolio also must make margin deposits with respect to options on futures that it has written. If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            The Portfolio may not purchase or sell futures contracts (including currency futures contracts) or related options (including certain options on foreign currencies) on foreign or U.S. exchanges if immediately thereafter the aggregate amount of initial margin deposits and premiums paid on the Portfolio's existing positions (excluding futures contracts and options entered into for BONA FIDE hedging purposes and net of the amount options are "in the money") would exceed 5% of the market value of the Portfolio's net assets. When the Portfolio purchases futures contracts or writes put options thereon, the Portfolio will deposit an amount of cash or appropriate liquid securities equal to the market value of the futures contracts and options (less any related margin deposits) in a segregated account with its custodian to collateralize the position, thereby limiting the use of such futures contracts. The Portfolio does not currently intend to invest more than 5% of its total assets in instruments commonly known as options, financial futures, or stock index futures, other than hedging positions or positions that are covered by cash or securities. Also, the Portfolio does not currently intend to invest more than 5% of its total assets in puts, calls, straddles, spreads, or any combination thereof.

            When the Portfolio enters into forward contracts for the sale or purchase of currencies, the Portfolio will either cover its position or establish a segregated account. The Portfolio will consider its position covered if it owns securities in the currency subject to the forward contract, which are at least equal in value to the amount of currency the Portfolio is obligated to deliver, or if it otherwise has the right to obtain that currency at no additional cost. In the alternative, the Portfolio will place cash which is not available for investment or appropriate liquid securities in a segregated account. The amounts in such segregated account will equal the value of the Portfolio's assets which are committed to the consummation of foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, the Portfolio will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.

            The Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

            SHORT SALES. The Portfolio may enter into short sales of securities to the extent permitted by its non-fundamental investment policies and limitations. Under applicable guidelines of the SEC staff, if the Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Portfolio replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

            The effect of short selling on the Portfolio is similar to the effect of leverage. Short selling may exaggerate changes in the Portfolio's and the Fund's NAVs. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Portfolio and gains from the sale of securities deemed to have been held for less than three months. Such gains must be limited in order for the Fund to qualify as a RIC. See "Additional Tax Information."

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities").

            The Portfolio may invest up to 5% of its net assets in foreign corporate bonds and debentures and sovereign debt instruments issued or guaranteed by foreign governments, their agencies or instrumentalities. The Portfolio may invest in debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities. Foreign debt securities are subject to risks similar to those of other foreign securities.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Portfolio warrants exposure to the additional level of risk.

            Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. N&B

Management will make a determination as to whether the Portfolio should dispose of the downgraded securities.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of comparable quality. The Portfolio may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

            The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

              The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objective.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.



                            PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)(SUPERSCRIPT)n = ERV

            Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

            As of the date of this SAI, the Fund has no past performance. However, the Fund's investment objective, policies, and limitations are the same as those of Neuberger & Berman INTERNATIONAL Fund, a mutual fund that is a series of Neuberger & Berman Equity Funds and that invests in the Portfolio ("Sister Fund"). The following total return data is for the Sister Fund. The total returns shown below would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund.

            The average annual total returns for the Sister Fund for the one-year period ended February 28, 1996, and for the period from April 30, 1994 (commencement of operations) through February 28, 1997, were +25.92% and +13.36%, respectively. The prior investment adviser to the Portfolio and N&B Management, as the Sister Fund's administrator, reimbursed certain expenses of the Portfolio and the Sister Fund, respectively. Such actions had the effect of increasing total return. If an investor had invested $10,000 in the Sister Fund's shares on April 30, 1994, the NAV of that investor's holdings would have been $14,046 on February 28, 1997.

            BNP-N&B Global Asset Management L.P. ("BNP-N&B Global"), a joint venture of Banque Nationale de Paris ("BNP") and Neuberger & Berman, LLC ("Neuberger & Berman"), served as the investment adviser to the Portfolio from its inception until November 1, 1995. On that date, N&B Management became the Portfolio's investment manager, and Neuberger & Berman became its sub-adviser; there was no change in the personnel primarily responsible for daily management of the Portfolio.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

                  (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Value Line Index, Montgomery Securities Growth Stock Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $21 million to $2.4 billion, with an average of $462 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.7 billion. The EAFE[REGISTERED TRADEMARK] Index is an unmanaged index of common stock prices of more than 900 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            From time to time, the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Fund's Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.

                           CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.



                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.

THE TRUST:

Name, Age, and                  Positions
Address(1)                      Held With         Principal Occupation(s)(2)
                                The Trust
--------------                  ---------         ---------------------------

Faith Colish (61)               Trustee           Attorney at Law, Faith
63 Wall Street                                    Colish, A Professional
24th Floor                                        Corporation.
New York, NY  10005

Donald M. Cox (75)              Trustee           Retired.  Formerly Senior
435 East 52nd Street                              Vice President and Director
New York, NY  10022                               of Exxon Corporation;
                                                  Director of Emigrant Savings
                                                  Bank.

Name, Age, and                  Positions
Address(1)                      Held With         Principal Occupation(s)(2)
                                The Trust
--------------                  ---------         ---------------------------

Stanley Egener* (63)            Chairman of       Principal of Neuberger &
                                the Board,        Berman; President and
                                Chief             Director of N&B Management;
                                Executive         Chairman of the Board, Chief
                                Officer, and      Executive Officer and
                                Trustee           Trustee of eight other
                                                  mutual funds for which N&B
                                                  Management acts as
                                                  investment manager or
                                                  administrator.

Howard A. Mileaf (60)           Trustee           Vice President and Special
WHX Corporation                                   Counsel to WHX Corporation
110 East 59th Street                              (holding company) since
30th Floor                                        1992; formerly Vice
New York, NY  10022                               President and General
                                                  Counsel  of Keene Corporation
                                                  (manufacturer of industrial
                                                  products); Director of Kevlin
                                                  Corporation (manufacturer of
                                                  microwave and other products).

Edward I. O'Brien* (68)         Trustee           Until 1993, President of the
12 Woods Lane                                     Securities Industry
Scarsdale, NY 10583                               Association ("SIA")
                                                  (securities industry's
                                                  representative in government
                                                  relations and regulatory
                                                  matters at the federal and
                                                  state levels); until November
                                                  1993, employee of the SIA;
                                                  Director of Legg Mason, Inc.

John T. Patterson, Jr. (69)     Trustee           Retired.  Formerly,
183 Ledge Drive                                   President of SOBRO (South
Torrington, CT  06790                             Bronx Overall Economic
                                                  Development Corporation).

Name, Age, and                  Positions
Address(1)                      Held With         Principal Occupation(s)(2)
                                The Trust
--------------                  ---------         ---------------------------

John P. Rosenthal (64)          Trustee           Senior Vice President of
Burnham Securities                                Burnham Securities Inc. (a
Inc.                                              registered broker-dealer)
Burnham Asset Management Corp.                    since 1991; formerly
1325 Avenue of the                                Partner of Silberberg,
Americas                                          Rosenthal & Co. (member of
17th Floor                                        National Association of
New York, NY  10019                               Securities Dealers, Inc.);
                                                  Director, Cancer Treatment
                                                  Holdings, Inc.

Cornelius T. Ryan (65)          Trustee           General Partner of Oxford
Oxford Bioscience                                 Partners and Oxford
Partners                                          Bioscience Partners (venture
315 Post Road West                                capital partnerships) and
Westport, CT  06880                               President of Oxford Venture
                                                  Corporation; Director of
                                                  Capital Cash Management Trust
                                                  (money market fund) and Prime
                                                  Cash Fund.

Name, Age, and                  Positions
Address(1)                      Held With         Principal Occupation(s)(2)
                                The Trsut
--------------                  ---------         ---------------------------

Gustave H. Shubert (68)         Trustee           Senior Fellow/Corporate
13838 Sunset Boulevard                            Advisor and Advisory Trustee
Pacific Palisades, CA   90272                     of Rand (a non-profit public
                                                  interest research
                                                  institution) since 1989;
                                                  Member of the Board of
                                                  Overseers of the Institute
                                                  for Civil Justice, the
                                                  Policy Advisory Committee of
                                                  the Clinical Scholars
                                                  Program at the University of
                                                  California, the American
                                                  Association for the
                                                  Advancement of Science, the
                                                  Counsel on Foreign
                                                  Relations, and the Institute
                                                  for Strategic Studies
                                                  (London); advisor to the
                                                  Program Evaluation and
                                                  Methodology Division of the
                                                  U.S. General Accounting
                                                  Office; formerly Senior
                                                  Vice President and Trustee
                                                  of Rand.

Lawrence Zicklin* (61)          President and     Principal of Neuberger &
                                Trustee           Berman; Director of N&B
                                                  Management;  President of five
                                                  other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Daniel J. Sullivan (57)         Vice              Senior Vice President of N&B
                                President         Management since 1992; prior
                                                  thereto, Vice President of N&B
                                                  Management; Vice President of
                                                  eight other mutual funds for
                                                  which N&B Management acts as
                                                  investment manager or
                                                  administrator.

Name, Age, and                  Positions
Address(1)                      Held With         Principal Occupation(s)(2)
                                The Trust
--------------                  ---------         ---------------------------

Michael J. Weiner (50)          Vice              Senior Vice President of N&B
                                President and     Management since 1992;
                                Principal         Treasurer of N&B Management
                                Financial         from 1992 to 1996; prior
                                Officer           thereto, Vice President and
                                                  Treasurer of N&B Management
                                                  and Treasurer of certain
                                                  mutual funds for which N&B
                                                  Management acted as
                                                  investment adviser; Vice
                                                  President and Principal
                                                  Financial Officer of eight
                                                  other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Claudia A. Brandon (40)         Secretary         Vice President of N&B
                                                  Management; Secretary of
                                                  eight other mutual funds for
                                                  which N&B Management acts as
                                                  investment manager or
                                                  administrator.

Richard Russell (50)            Treasurer and     Vice President of N&B
                                Principal         Management since 1993; prior
                                Accounting        thereto, Assistant Vice
                                Officer           President of N&B Management;
                                                  Treasurer and Principal
                                                  Accounting Officer of eight
                                                  other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Name, Age, and                  Positions
Address(1)                      Held With         Principal Occupation(s)(2)
                                The Trust
--------------                  ---------         ---------------------------

Stacy Cooper-Shugrue            Assistant         Assistant Vice President of
(34)                            Secretary         N&B Management since 1993;
                                                  prior thereto, employee of N&B
                                                  Management; Assistant
                                                  Secretary of eight other
                                                  mutual funds for which N&B
                                                  Management acts as investment
                                                  manager or administrator.

C. Carl Randolph (59)           Assistant         Principal of Neuberger &
                                Secretary         Berman since 1992; prior
                                                  thereto, employee of Neuberger
                                                  & Berman; Assistant Secretary
                                                  of eight other mutual funds
                                                  for which N&B Management acts
                                                  as investment manager or
                                                  administrator.

Barbara DiGiorgio (38)          Assistant         Assistant Vice President of
                                Treasurer         N&B Management since 1993;
                                                  prior thereto, employee of N&B
                                                  Management; Assistant
                                                  Treasurer since 1996 of eight
                                                  other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Celeste Wischerth (36)          Assistant         Assistant Vice President of
                                Treasurer         N&B Management since 1994;
                                                  prior thereto, employee of N&B
                                                  Management; Assistant
                                                  Treasurer since 1996 of eight
                                                  other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

MANAGERS TRUST:
--------------
                                Positions Held
Name, Age, and                  with
Address(1)                      Managers Trust   Principal Occupation(s)(2)
----------                      --------------   --------------------------

Stanley Egener* (63)            Chairman of      (See above)
                                the Board,
                                Chief
                                Executive
                                Officer and
                                Trustee

Howard A. Mileaf (60)           Trustee          (See above)
WHX Corporation
110 East 59th Street
30th Floor
New York, NY  10022

John T. Patterson, Jr. (69)     Trustee          (See above)
183 Ledge Drive
Torrington, CT 06790

John P. Rosenthal (64)          Trustee          (See above)
Burnham Securities
Inc.
Burnham Asset Management
Corp.
1325 Avenue of the
Americas
17th Floor
New York, NY  10019

Lawrence Zicklin (61)           President        (See above)

Daniel J. Sullivan (57)         Vice             (See above)
                                President

Michael J. Weiner (50)          Vice             (See above)
                                President
                                and
                                Principal
                                Financial
                                Officer

MANAGERS TRUST:
--------------

                                Positions Held
Name, Age, and                  with
Address(1)                      Managers Trust   Principal Occupation(s)(2)
----------                      --------------   --------------------------

Richard Russell (50)            Treasurer        (See above)
                                and
                                Principal
                                Accounting
                                Officer

Claudia A. Brandon (40)         Secretary        (See above)

Stacy Cooper-Shugrue            Assistant        (See above)
(34)                            Secretary

C. Carl Randolph (59)           Assistant        (See above)
                                Secretary

Barbara DiGiorgio (38)          Assistant        (See above)
                                Treasurer

Celeste Wischerth (36)          Assistant        (See above)
                                Treasurer

Jacqueline Henning (55)         Assistant        Managing Director, State
                                Treasurer        Street Cayman Trust Co.,
                                                 Ltd. since 1994; Assistant
                                                 Director, Morgan Grenfell,
                                                 1993-94; Bank of Nova Scotia
                                                 Trust Co. (Cayman) Ltd.,
                                                 Managing Director, 1988-93.

Lenore Joan McCabe (36)         Assistant        Operations Supervisor, State
                                Secretary        Street Cayman Trust Co.,
                                                 Ltd.; Project Manager, State
                                                 Street Canada, Inc., 1992-94;
                                                 employee, Boston Financial Data
                                                 Services, 1984-92.


      (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons of each Trust by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provides that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The following table sets forth information concerning the compensation of the trustees of the Trust. None of the Neuberger & Berman Funds[REGISTERED TRADEMARK] has any retirement plan for its trustees or officers.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/96
                          -----------------------------

                                                       Total Compensation
                                                       from Investment
                                     Aggregate         Companies in the
                                     Compensation      Neuberger & Berman
      Name and Position              from the          Fund Complex Paid
      with the Trust                 Trust             to Trustees
      --------------                 -----             -----------

      Faith Colish                   $ 2,320           $ 38,500
      Trustee                                          (5 other investment
                                                       companies)

      Donald M. Cox                  $ 2,320           $ 31,000
      Trustee                                          (3 other investment
                                                       companies)

                               TABLE OF COMPENSATION
                           FOR FISCAL YEAR ENDED 8/31/96
                           -----------------------------

                                                       Total Compensation
                                                       from Investment
                                     Aggregate         Companies in the
                                     Compensation      Neuberger & Berman
      Name and Position              from the          Fund Complex Paid
      with the Trust                 Trust             to Trustees
      --------------                 -----             -----------

      Stanley Egener                 $     0           $ 0
      Chairman of the Board,                           (9 other investment
      Chief Executive                                  companies)
      Officer, and Trustee

      Howard A. Mileaf               $ 2,350           $ 37,000
      Trustee                                          (4 other investment
                                                       companies)

      Edward I. O'Brien              $ 2,409           $ 31,500
      Trustee                                          (3 other investment
                                                       companies)

      John T. Patterson, Jr.         $ 2,587           $ 40,500
      Trustee                                          (4 other investment
                                                       companies)

      John P. Rosenthal              $ 2,320           $ 36,500
      Trustee                                          (4 other investment
                                                       companies)

      Cornelius T. Ryan              $ 2,350           $ 30,500
      Trustee                                          (3 other investment
                                                       companies)

      Gustave H. Shubert             $ 2,350           $ 30,500
      Trustee                                          (3 other investment
                                                       companies)

      Lawrence Zicklin               $     0           $  0
      President and Trustee                            (5 other investment
                                                       companies)

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of November 1, 1995 ("Management Agreement"). The Management Agreement was approved by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on August 8, 1995, and was approved by the holders of the interests in the Portfolio on October 26, 1995.

            The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.

            N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

            N&B Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended August 2, 1996 ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on January 22, 1997 and became subject to it on August 30, 1997. For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates

Institutions for accounting, recordkeeping, and other services that they provide in connection with investments in the Fund.

            Because the Portfolio has its principal offices in the Cayman Islands, Managers Trust has entered into an Administrative Services Agreement with State Street Cayman Trust Company Ltd. ("State Street Cayman"), Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, British West Indies, effective August 31, 1994. Under the Administrative Services Agreement, State Street Cayman provides sufficient personnel and suitable facilities for the principal offices of the Portfolio and provides certain administrative, fund accounting, and transfer agency services with respect to the Portfolio. The Administrative Services Agreement terminates if assigned by State Street Cayman; however, State Street Cayman is permitted to, and does, employ an affiliate, State Street Canada, Inc., to perform certain accounting functions.

            Prior to November 1, 1995, the Portfolio was advised by BNP-N&B Global pursuant to an investment advisory agreement dated April 30, 1994. During that period, BNP-N&B Global voluntarily reimbursed the Portfolio to the extent that its operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceeded 0.70% per annum of the Portfolio's average daily net assets. N&B Management provided the Portfolio with administrative services pursuant to a separate administration agreement dated April 30, 1994.

            The Management Agreement continues with respect to the Portfolio until November 1, 1997. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated November 1, 1995 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on August 8, 1995, and was approved by the holders of the interests in the Portfolio on October 26, 1995.

            The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.

            The Sub-Advisory Agreement continues with respect to the Portfolio until November 1, 1997 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            N&B Management currently serves as investment manager of the following investment companies. As of March 31, 1997, these companies, along with one other investment company advised by Neuberger & Berman, had aggregate net assets of approximately $15.8 billion, as shown in the following list:



                                                          Approximate Net
                                                          Assets at
      Name                                                March 31, 1997
      ----                                                --------------

Neuberger & Berman Cash                                   $  581,162,538
Reserves Portfolio
   (investment portfolio for
   Neuberger & Berman Cash
   Reserves)

Neuberger & Berman Government                             $  286,105,662
Money Portfolio
   (investment portfolio for
   Neuberger & Berman
   Government Money Fund)

 Neuberger & Berman Limited                               $  270,321,891
 Maturity Bond Portfolio
   (investment portfolio for
   Neuberger & Berman Limited
   Maturity Bond Fund and
   Neuberger & Berman Limited
   Maturity Bond Trust)

Neuberger & Berman Municipal                              $  148,313,079
Money Portfolio
   (investment portfolio for
   Neuberger & Berman Municipal
   Money Fund)

Neuberger & Berman Municipal                              $   31,855,567
Securities Portfolio
   (investment portfolio for
   Neuberger & Berman Municipal
   Securities Trust)

                                                          Approximate Net
                                                          Assets at
      Name                                                March 31, 1997
      ----                                                --------------

Neuberger & Berman New York                               $    9,524,904
Insured Intermediate Portfolio
   (investment portfolio for
   Neuberger & Berman New York
   Insured Intermediate Fund)

Neuberger & Berman Ultra Short                            $   86,252,752
Bond Portfolio
   (investment portfolio for
   Neuberger & Berman Ultra
   Short Bond Fund and
   Neuberger & Berman Ultra
   Short Bond Trust)

Neuberger & Berman Focus                                  $1,256,520,338
Portfolio
   (investment portfolio for
   Neuberger & Berman Focus
   Fund, Neuberger & Berman
   Focus Trust, and Neuberger &
   Berman Focus Assets)

Neuberger & Berman Genesis                                $  532,815,685
Portfolio
   (investment portfolio for
   Neuberger & Berman Genesis
   Fund, Neuberger & Berman
   Genesis Trust, and Neuberger
   & Berman Genesis Assets)

Neuberger & Berman Guardian                               $7,180,913,389
Portfolio
   (investment portfolio for
   Neuberger & Berman Guardian
   Fund, Neuberger & Berman
   Guardian Trust and Neuberger
   & Berman Guardian Assets)

                                                          Approximate Net
                                                          Assets at
      Name                                                March 31, 1997
      ----                                                --------------

Neuberger & Berman                                        $   94,728,860
International Portfolio
   (investment portfolio for
   Neuberger & Berman
   International Fund and
   Neuberger & Berman
   International Trust)

Neuberger & Berman Manhattan                              $  540,029,870
Portfolio
   (investment portfolio for
   Neuberger & Berman Manhattan
   Fund, Neuberger & Berman
   Manhattan Trust and
   Neuberger & Berman Manhattan
   Assets)

Neuberger & Berman Partners                               $2,620,782,294
Portfolio
   (investment portfolio for
   Neuberger & Berman Partners
   Fund, Neuberger & Berman
   Partners Trust, and
   Neuberger & Berman Partners
   Assets)

Neuberger & Berman Socially                               $  194,939,684
Responsive Portfolio
   (investment portfolio for
   Neuberger & Berman Socially
   Responsive Fund, Neuberger &
   Berman NYCDC Socially
   Responsive Trust, and
   Neuberger & Berman Socially
   Responsive Trust)

Advisers Managers Trust                                   $1,868,674,687
   (six series)


            In addition, Neuberger & Berman serves as investment adviser to one investment company, Plan Investment Fund, with assets of $59,619,902 at March 31, 1997.

            The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

            There may be  occasions  when the  Portfolio  and one or more of the
Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolio, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

            The  directors  and  officers  of N&B  Management,  all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Robert I. Gendelman, Vice President; Mark R. Goldstein, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Valerie Chang, Assistant Vice
President; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Goldstein, Kassen, Lainoff, Risen, Simons, Sundman and Zicklin, and Mmes. Prindle and Vale are principals of Neuberger & Berman.

            Mr. Egener is a trustee and officer of each Trust. Mr. Zicklin is a trustee and officer of the Trust and an officer of Managers Trust. Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

            All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.



                           DISTRIBUTION ARRANGEMENTS

            N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1998. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                          ADDITIONAL EXCHANGE INFORMATION

             As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of the Fund for shares of one or more of the equity and income funds that are briefly described below and that are made available through that Institution.

EQUITY FUNDS

Neuberger & Berman        Seeks long-term capital appreciation
Focus Trust               through investments principally in common
                          stocks selected from 13 multi-industry economic sectors. The corresponding portfolio uses a value-oriented approach to select individual securities and then focuses its investments in the sectors in which the undervalued stocks are clustered.
                          Through this approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.

Neuberger & Berman        Seeks capital appreciation through
Genesis Trust             investments primarily in common stocks of
                          companies with small market capitalizations (i.e., up to $1.5 billion at the time of investment). The corresponding portfolio uses a value oriented approach to the selection of individual securities.

Neuberger & Berman        Seeks capital appreciation through
Guardian Trust            investments primarily in common stocks of
                          long-established, high-quality companies that N&B
                          Management believes are well-managed. The corresponding portfolio uses a value-oriented approach to the selection of individual securities. Current income is a secondary objective. The sister fund (and its predecessor) have paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although this past record does not necessarily predict the fund's future practices.

Neuberger & Berman        Seeks capital appreciation, without regard
Manhattan Trust           to income, through investments generally in
                          securities of small-, medium- and large-capitalization companies that N&B Management believes have the maximum potential for increasing total NAV.
                          The corresponding portfolio's "growth at a reasonable price" investment approach involves greater risks and share price volatility than programs that invest in securities thought to be undervalued.

Neuberger & Berman        Seeks capital growth through an investment
Partners Trust            approach that is designed to increase
                          capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as a low price-to- earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. The corresponding portfolio uses the value- oriented investment approach to the selection of individual securities.

Neuberger & Berman        Seeks long-term capital appreciation
Socially Responsive       through investments primarily in securities
Trust                     of companies that meet both financial and
                          social criteria.

INCOME FUNDS

Neuberger & Berman        Seeks current income with minimal risk to
Ultra Short Bond          principal and liquidity.  The
Trust                     corresponding portfolio invests in money
                          market instruments and investment grade debt securities of government and non-government issuers.
                          Maximum average duration of two years.

Neuberger & Berman        Seeks the highest current income consistent
Limited Maturity          with low risk to principal and liquidity
Bond Trust                and, secondarily, total return.  The
                          corresponding portfolio invests in debt securities, primarily investment grade; maximum 10% below investment grade, but no lower than B.(*) Maximum average duration of four years.

             The Fund and any of the Equity or Income Funds may terminate or modify its exchange privilege in the future.

             Fund shareholders who are considering exchanging shares into any of the funds listed above should note that (1) the Income Funds are series of a Delaware business trust (named "Neuberger & Berman Income Trust") that is registered with the SEC as an open-end management investment company, (2) like the Fund, the Equity Funds are series of the Trust, except for Neuberger & Berman Socially Responsive Trust, which is a series of a Delaware business trust (named "Neuberger & Berman Equity Assets") that is registered with the SEC as an open-end management investment company, (3) each such fund invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

            Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Income Funds share a prospectus and the Equity Funds share a prospectus, except for Neuberger & Berman Socially Responsive Trust which has its own prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

----------------------

(*) As rated by Moody's or S&P or, if unrated by either of those entities, determined by N&B Management to be of comparable quality.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to its shareholders amounts equal to substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

            In order to qualify for treatment as a RIC under the Code,  the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) Financial Instruments (other than those on foreign currencies), or (ii) foreign currencies or Financial Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

            Certain funds that invest in portfolios managed by N&B Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

            Certain portfolios managed by N&B Management have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            If more than 50% of the value of the Fund's total assets (taking into account its share of the Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign taxes paid by the Portfolio ("Fund's foreign taxes"). Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by such taxpayer, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents its share of the Portfolio's income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account its share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election.

            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement. However, income from the disposition by the Portfolio of Financial Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for the Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Financial Instruments on foreign currencies, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for the Fund if they are held for less than three months.

            If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to satisfy those requirements to enable the Fund to qualify for this treatment for hedging transactions. To the extent the Portfolio does not do so, it may be forced to defer the closing out of certain Financial Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC.

            Exchange-traded futures contracts, certain forward contracts, and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) at the end of the Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.



TAXATION OF THE FUND'S SHAREHOLDERS

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


                             PORTFOLIO TRANSACTIONS

            Neuberger & Berman may act as broker for the Portfolio. During the period April 30, 1994 (commencement of operations) through August 31, 1994, and the fiscal years ended August 31, 1995 and 1996, the Portfolio paid brokerage commissions of $24,554, $128,324 and $183,335, respectively. During those periods, the Portfolio paid commissions of $330, $4,110 and $5,485, respectively, to Neuberger & Berman and $0, $0 and $0, respectively, to BNP-International Financial Services Corporation (a wholly owned subsidiary of BNP that previously was an affiliate of an affiliate of Neuberger & Berman).


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




Transactions in which the Portfolio used Neuberger & Berman as broker comprised 6.34% of the aggregate dollar amount of transactions involving the payment of commissions, and 2.99% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. Of the $177,850 paid to other brokers by the Portfolio during that fiscal year, 100% (representing commissions on transactions involving approximately $43,383,896) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, the Portfolio acquired securities of the following of its Regular B/Ds: HSBC Holdings PLC and State Street Bank and Trust Company, N.A.; at that date, the Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: HSBC Holdings PLC, $379,850.

            Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger & Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is to be determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger & Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.

            During the fiscal years ended August 31, 1996 and 1995, and the period April 30, 1994 (commencement of operations) to August 31, 1994, the Portfolio earned no interest income from the collateralization of securities loans.

            The Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman (or any other affiliated broker or dealer) as its broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of Neuberger & Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

            The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The Portfolio expects that it will continue to execute a significant portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of the Portfolio and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            Felix Rovelli, manager of the Portfolio, is on a leave of absence attending to a personal matter. Valerie Chang, who is an Assistant Vice President of N&B Management, is the person currently responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. She has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.

PORTFOLIO TURNOVER

            The  Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

            The portfolio turnover rates for the Portfolio for the years ended August 31, 1995 and 1996 were 41% and 45%, respectively. The average commission rate paid by the Portfolio during the year ended August 31, 1996 was $0.0150.



                             REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.



                                  ORGANIZATION

            Prior  to  November  17,  1995,   the  name  of  the  Portfolio  was
International Portfolio.



                          CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for their respective securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. State Street Cayman serves as transfer agent for the Portfolio.



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




                              INDEPENDENT AUDITORS

            The Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. The Portfolio has selected Ernst & Young, Shedden Road, George Town, Grand Cayman, Cayman Islands, British West Indies, as the independent auditors who will audit its financial statements.



                                  LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.



                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Annual Report to shareholders of Neuberger & Berman Equity Funds for the fiscal year ended August 31, 1996:

            The audited financial statements of the Portfolio and notes thereto for the fiscal year ended August 31, 1996, and the reports of Ernst & Young, independent auditors, with respect to such audited financial statements.

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Semi-Annual Report to shareholders of Neuberger & Berman Equity Funds for the period ended February 28, 1997:

            The unaudited financial statements of the Portfolio and notes thereto for the period ended February 28, 1997.










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                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

            S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            MOODY'S CORPORATE BOND RATINGS:

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.



            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

                        -   Leading   market   positions   in   well-established
               industries.

                        -   High rates of return on funds employed.

                        - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                        -   Broad   margins   in   earnings   coverage  of fixed
               financial charges and high internal cash generation.

                        - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                      Appendix B

                                  THE ART OF INVESTMENT:
                            A CONVERSATION WITH ROY NEUBERGER


        [To be filed by amendment to the Trust's Registration Statement]

      THIS REPORT IS NOT AN OFFER OF SHARES OF ANY PORTFOLIO OR ANY FUND THAT INVESTS IN A PORTFOLIO. SHARES OF A FUND ARE SOLD ONLY THROUGH A CURRENTLY EFFECTIVE PROSPECTUS. A FUND'S PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THE FUND AND MAY BE OBTAINED FROM NEUBERGER & BERMAN MANAGEMENT INC. BY CALLING 800-877-9700. INVESTORS SHOULD READ A PROSPECTUS CAREFULLY BEFORE INVESTING.

                         NEUBERGER & BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits
-------- ---------------------------------

(a)      Financial Statements:

         The audited financial statements contained in the Annual Report to Shareholders of Neuberger & Berman Equity Funds for the fiscal year ended August 31, 1996 for Neuberger & Berman International Portfolio (a series of Global Managers Trust) and the report of the independent auditors will be filed by amendment to Registrant's registration statement.

(b)      Exhibits:
                   Exhibit
                   Number                    Description
                   -------                   -----------

                  (1)           (a)     Certificate  of Trust.  Incorporated by
                                        Reference to Post-Effective No. 8  to
                                        Registrant's Registration Statement,
                                        File Nos. 33-64368 and 811-7784, Edgar
                                        Accession No. 0000898432-95-000427.

                                (b) Trust Instrument of Neuberger & Berman Equity Trust. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

                                (c) Schedule A - Current Series of Neuberger & Berman Equity Trust. To Be Filed by Amendment.

                  (2)           By-laws  of  Neuberger  &  Berman  Equity Trust.
                                Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

                  (3)           Voting Trust Agreement.  None.

                  (4)           (a)     Trust Instrument of Neuberger &  Berman
                                        Equity Trust, Articles IV,  V,  and VI.
                                        Incorporated  by  Reference  to  Post-
                                        Effective  No. 8  to  Registrant's
                                        Registration  Statement,  File  Nos.
                                        33-64368 and 811-7784, Edgar  Accession
                                        No. 0000898432-95-000427.

                                (b) By-laws of Neuberger & Berman Equity Trust, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

                  (5)          (a)   (i)  Management Agreement  Between  Equity
                                          Managers Trust and Neuberger & Berman
                                          Management Incorporated.  Incorporated
                                          by Reference to  Post-Effective
                                          Amendment No. 70 to Registration
                                          Statement of Neuberger & Berman Equity
                                          Funds, File Nos. 2-11357  and 811-582,
                                          Edgar Accession No. 0000898432-000314.

                                    (ii)  Schedule A - Series of Equity Managers
                                          Trust Currently  Subject  to  the
                                          Management Agreement.  Incorporated by
                                          Reference to Post-Effective Amendment
                                          No. 70 to Registration  Statement  of
                                          Neuberger & Berman Equity Funds, File
                                          Nos.  2-11357  and  811-582,  Edgar
                                          Accession  No. 0000898432-000314.

                                   (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-000314.

                               (b)   (i)  Sub-Advisory  Agreement  Between
                                          Neuberger & Berman Management
                                          Incorporated and Neuberger & Berman,
                                          LLC with Respect to Equity Managers
                                          Trust.  Incorporated by Reference to
                                          Post-Effective Amendment No. 70 to
                                          Registration Statement of Neuberger &
                                          Berman Equity Funds, File Nos. 2-11357
                                          and 811-582, Edgar Accession No.
                                          0000898432-000314.

                                    (ii)  Schedule A - Series of Equity Managers
                                          Trust Currently Subject to the Sub-
                                          Advisory Agreement.  Incorporated by
                                          Reference to Post-Effective Amendment
                                          No. 70 to Registration  Statement  of
                                          Neuberger & Berman Equity Funds, File
                                          Nos.  2-11357  and  811-582,  Edgar
                                          Accession No. 0000898432-000314.

                                   (iii) Substitution Agreement Among Neuberger & Berman Management Incorporated, Equity Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910, Edgar Accession No. 0000898432-96-000557.

                               (c)   (i)  Management  Agreement  Between  Global
                                          Managers Trust and Neuberger &  Berman
                                          Management Incorporated. Incorporated
                                          by Reference  to  Post-Effective
                                          Amendment No. 74 to Registration
                                          Statement of Neuberger & Berman Equity
                                          Funds, File Nos. 2-11357 and 811-582,
                                          Edgar Accession No.
                                          0000898432-95-000426.

                                    (ii)  Schedule A - Series of Global Managers
                                          Trust  Currently  Subject  to  the
                                          Management Agreement.  Incorporated by
                                          Reference to Post-Effective Amendment
                                          No. 74 to Registration Statement of
                                          Neuberger & Berman Equity Funds, File
                                          Nos.  2-11357  and  811-582,  Edgar
                                          Accession No.  0000898432-95-000426.

                                  (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to
                                          Post-Effective Amendment No. 74 to
                                          Registration Statement of Neuberger &
                                          Berman Equity Funds, File Nos. 2-11357
                                          and 811-582, Edgar Accession No.
                                          0000898432-95-000426.

                               (d)  (i)   Sub-Advisory  Agreement  Between
                                          Neuberger  &  Berman  Management
                                          Incorporated and Neuberger & Berman,
                                          LLC with Respect to Global Managers
                                          Trust.  Incorporated by Reference to
                                          Post-Effective Amendment No. 74 to
                                          Registration Statement of Neuberger &
                                          Berman Equity Funds, File Nos. 2-11357
                                          and 811-582, Edgar Accession No.
                                          0000898432-95-000426.

                                   (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582,
                                          Edgar Accession No. 0000898432-000426.

                                  (iii) Substitution Agreement among Neuberger & Berman Management Incorporated, Global Managers Trust, Neuberger & Berman, L.P. and Neuberger & Berman, LLC. Incorporated by Reference to the substantially similar agreement filed in Amendment No. 7 to the Registration Statement of Equity Managers Trust, File No. 811-7910, Edgar Accession No. 0000898432-96-000557 (the documents differ only with respect to the date
                                          of and the master fund party to the
                                          subadvisory agreement under which
                                          substitution is sought and the name of
                                          the executing master fund).

                  (6)          (a)    Distribution Agreement Between Neuberger &
                                      Berman Equity Trust and Neuberger & Berman
                                      Management Incorporated.  Incorporated by
                                      Reference to Post-Effective No. 8 to
                                      Registrant's Registration Statement, File
                                      Nos. 33-64368  and  811-7784,  Edgar
                                      Accession No. 0000898432-95-000427.

                               (b) Schedule A - Series of Neuberger & Berman Equity Trust Currently Subject to the Distribution Agreement. To Be Filed by Amendment.

                  (7)   Bonus, Profit Sharing or Pension Plans.  None.

                  (8)          (a)    Custodian  Contract  Between  Neuberger &
                                      Berman Equity Trust and State Street Bank and Trust Company. Incorporated by
                                      Reference to Post-Effective  No. 8  to
                                      Registrant's Registration Statement, File
                                      Nos. 33-64368 and 811-7784, Edgar
                                      Accession No. 0000898432-95-000427.

                               (b)    Schedule A - Approved Foreign Banking
                                      Institutions and  Securities  Depositories
                                      Under the Custodian Contract. To Be Filed by Amendment.

                               (c) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective No. 10 to Registrant's Registration Statement,
                                      File Nos. 33-64368 and 811-7784, Edgar
                                      Accession No. 0000898432-96-000532.

                    (9)       (a) (i) Transfer Agency and Service Agreement
                                      Between Neuberger & Berman Equity Trust
                                      and State Street Bank and Trust Company.
                                      Incorporated by Reference to Post-
                                      Effective No. 8 to Registrant's
                                      Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

                                 (ii) Agreement Between Neuberger & Berman
                                      Equity Trust and State Street Bank and
                                      Trust Company Adding Neuberger & Berman
                                      NYCDC Socially Responsive Trust as a
                                      Portfolio Governed by the Transfer Agency
                                      Agreement.  Incorporated by Reference to
                                      Post-Effective No. 8 to Registrant's
                                      Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

                               (iii) First Amendment to Transfer Agency and Service Agreement between Equity Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

                                (iv)  Schedule of Compensation under the
                                      Transfer Agency and Service Agreement.
                                      Incorporated by Reference to Post-
                                      Effective No. 10 to Registrant's
                                      Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-96-000-532.

                                 (v) Second Amendment to Transfer Agency and Service Agreement between Equity Trust and
                                      State Street Bank and Trust Company.   To
                                      Be Filed by Amendment.

                             (b) (i) Administration Agreement Between Neuberger & Berman Equity Trust and Neuberger & Berman Management Incorporated.
                                      Incorporated by Reference to Post-
                                      Effective No. 8 to Registrant's
                                      Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                                      No. 0000898432-95-000427.

                                (ii) Schedule A - Series of Neuberger & Berman Equity Trust Currently Subject to the Administration Agreement. To Be Filed by Amendment.

                               (iii)  Schedule B - Schedule of Compensation
                                      Under the Administration Agreement.
                                      Incorporated by Reference to Post-
                                      Effective No. 8 to Registrant's
                                      Registration Statement, File Nos.
                                      33-64368 and 811-7784, Edgar Accession No.
                                      0000898432-95-000427.

                  (10) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. Incorporated by Reference to Registrant's Rule 24f-2 Notice for the Fiscal Year Ended August 31, 1996, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-96-000465.

                  (11)       Consent of Ernst & Young. To Be Filed by Amendment.

                  (12)       Financial Statements Omitted from Prospectus. None.

                  (13)       Letter of Investment Intent.  None.

                  (14)       Prototype Retirement Plan.  None.

                  (15)       Plan Pursuant to Rule 12b-1.  None.

                  (16) Schedule of Computation of Performance Quotations. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784.

                  (17)       Financial Data Schedule. To Be Filed by Amendment.

                  (18)       Plan Pursuant to Rule 18f-3. None

Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  No person is controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities.

                  The following information is given as of May 30, 1997.

                                                            Number of
                  Title of Class                            Record Holders
                  --------------                            --------------

                  Shares of beneficial
                  interest, $0.001 par value, of:

         Neuberger & Berman Focus Trust                           65
         Neuberger & Berman Genesis Trust                         68
         Neuberger & Berman Guardian Trust                       307
         Neuberger & Berman Manhattan Trust                       43
         Neuberger & Berman Partners Trust                        97
         Neuberger & Berman NYCDC Socially Responsive Trust        2
         Neuberger & Berman International Trust                    0


Item 27. Indemnification.
-------- ----------------

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the

Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreements between Neuberger and Berman Management Incorporated ("N&B Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of the Managers Trusts at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect N&B Management against any liability to the Managers Trusts or any series thereof or their interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or their interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Managers Trusts.

         Section 1 of the Sub-Advisory Agreements between N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreements, Neuberger & Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

         Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Adviser and Sub-Adviser.
-------  ----------------------------------------------------------

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

Claudia A.  Brandon                Secretary,  Neuberger  &  Berman Advisers
Vice President, N&B                Management  Trust; Secretary,   Advisers
Management                         Managers   Trust;   Secretary,   Neuberger  &
                                   Berman  Income  Funds;  Secretary,
                                   Neuberger & Berman Income  Trust;  Secretary,
                                   Neuberger & Berman Equity  Funds;  Secretary,
                                   Neuberger & Berman Equity  Trust;  Secretary,
                                   Income  Managers  Trust;  Secretary,   Equity
                                   Managers  Trust;  Secretary,  Global Managers
                                   Trust;  Secretary,  Neuberger & Berman Equity
                                   Assets.

Stacy Cooper-Shugrue               Assistant Secretary, Neuberger & Berman
Assistant Vice President,          Advisers Management Trust; Assistant
N&B Management                     Secretary, Advisers Managers Trust; Assistant
                                   Secretary,  Neuberger & Berman  Income Funds;
                                   Assistant   Secretary,   Neuberger  &  Berman
                                   Income Trust; Assistant Secretary,  Neuberger
                                   & Berman Equity Funds;  Assistant  Secretary,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Secretary,  Income Managers Trust;  Assistant
                                   Secretary,  Equity Managers Trust;  Assistant
                                   Secretary,  Global Managers Trust;  Assistant
                                   Secretary, Neuberger & Berman Equity Assets.

Barbara   DiGiorgio,               Assistant   Treasurer, Neuberger & Berman
Assistant Vice President,          Management Trust;  Assistant Treasurer,
N&B Management                     Advisers Managers Trust; Assistant Treasurer,
                                   Neuberger & Berman  Income  Funds;  Assistant
                                   Treasurer,  Neuberger & Berman  Income Trust;
                                   Assistant   Treasurer,   Neuberger  &  Berman
                                   Equity Funds; Assistant Treasurer,  Neuberger
                                   & Berman Equity Trust;  Assistant  Treasurer,
                                   Income Managers Trust;  Assistant  Treasurer,
                                   Equity Managers Trust;  Assistant  Treasurer,
                                   Global Managers Trust;  Assistant  Treasurer,
                                   Neuberger  & Berman  Equity  Assets.

Stanley Egener                     Chairman  of the Board  and  Trustee,
President and Director,            Neuberger  & Berman  Advisers  Management
N&B  Management; Principal,        Trust;  Chairman of the Board and Trustee,
Neuberger & Berman                 Advisers  Managers Trust; Chairman of the
                                   Board and Trustee,  Neuberger & Berman Income
                                   Funds;  Chairman  of the Board  and  Trustee,
                                   Neuberger & Berman Income Trust; Chairman of the Board and Trustee, Neuberger & Berman
                                   Equity  Funds;  Chairman  of  the  Board  and
                                   Trustee,  Neuberger  & Berman  Equity  Trust;
                                   Chairman  of the  Board and  Trustee,  Income
                                   Managers  Trust;  Chairman  of the  Board and
                                   Trustee, Equity Managers Trust; Chairman of the Board and Trustee, Global Managers Trust;
                                   Chairman of the Board and Trustee,  Neuberger
                                   & Berman Equity Assets.

Theodore P. Giuliano               President  and  Trustee,  Neuberger  & Berman
Vice  President and                Income  Funds;   President and Trustee,
Director, N&B  Management;         Neuberger & Berman Income Trust; President
Principal, Neuberger & Berman      President and Trustee, Income Managers Trust.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

C. Carl Randolph                   Assistant Secretary, Neuberger & Berman
Principal, Neuberger & Berman      Advisers  Management  Trust;  Assistant
                                   Secretary, Advisers Managers Trust; Assistant
                                   Secretary,  Neuberger & Berman  Income Funds;
                                   Assistant   Secretary,   Neuberger  &  Berman
                                   Income Trust; Assistant Secretary,  Neuberger
                                   & Berman Equity Funds;  Assistant  Secretary,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Secretary,  Income Managers Trust;  Assistant
                                   Secretary,  Equity Managers Trust;  Assistant
                                   Secretary,  Global Managers Trust;  Assistant
                                   Secretary,  Neuberger & Berman Equity Assets.

Richard Russell                    Treasurer,  Neuberger  & Berman  Advisers
Vice President,                    Management  Trust;  Treasurer,  Advisers
N&B Management                     Managers  Trust; Treasurer, Neuberger &
                                   Berman Income Funds;  Treasurer,  Neuberger &
                                   Berman Income Trust;  Treasurer,  Neuberger &
                                   Berman Equity Funds;  Treasurer,  Neuberger &
                                   Berman   Equity  Trust;   Treasurer,   Income
                                   Managers  Trust;  Treasurer,  Equity Managers
                                   Trust;  Treasurer,   Global  Managers  Trust;
                                   Treasurer,  Neuberger & Berman Equity Assets.

Daniel J. Sullivan                 Vice President,  Neuberger  & Berman Advisers
Senior Vice  President,            Management  Trust; Vice President,   Advisers
N&B   Management                   Managers  Trust;  Vice  President,  Neuberger
                                   &  Berman  Income  Funds;   Vice   President,
                                   Neuberger  &  Berman   Income   Trust;   Vice
                                   President,  Neuberger & Berman  Equity Funds;
                                   Vice  President,  Neuberger  & Berman  Equity
                                   Trust; Vice President, Income Managers Trust;
                                   Vice President,  Equity Managers Trust;  Vice
                                   President,   Global  Managers   Trust;   Vice
                                   President,  Neuberger & Berman Equity Assets.

Michael J. Weiner                  Vice President, Neuberger & Berman Advisers
Senior Vice President,             Management Trust;  Vice President,  Advisers
N&B Management                     Managers Trust; Vice President,  Neuberger  &
                                   Berman   Income   Funds;   Vice   President,
                                   Neuberger  &  Berman   Income   Trust;   Vice
                                   President,  Neuberger & Berman  Equity Funds;
                                   Vice  President,  Neuberger  & Berman  Equity
                                   Trust; Vice President, Income Managers Trust;
                                   Vice President,  Equity Managers Trust;  Vice
                                   President,   Global  Managers   Trust;   Vice
                                   President,  Neuberger & Berman Equity Assets.

Celeste Wischerth,                 Assistant  Treasurer,  Neuberger  &  Berman
Assistant Vice President,          Advisers  Management  Trust;  Assistant
N&B Management                     Treasurer, Advisers Managers Trust; Assistant
                                   Treasurer,  Neuberger & Berman  Income Funds;
                                   Assistant   Treasurer,   Neuberger  &  Berman
                                   Income Trust; Assistant Treasurer,  Neuberger
                                   & Berman Equity Funds;  Assistant  Treasurer,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Treasurer,  Income Managers Trust;  Assistant
                                   Treasurer,  Equity Managers Trust;  Assistant
                                   Treasurer,  Global Managers Trust;  Assistant
                                   Treasurer,  Neuberger & Berman Equity Assets.

Lawrence Zicklin                   President  and  Trustee, Neuberger & Berman
Director,  N&B Management;         Advisers   Management Trust;  President and
Principal,  Neuberger & Berman     Trustee,   Advisers   Managers   Trust;
                                   President  and  Trustee,  Neuberger  & Berman
                                   Equity   Funds;    President   and   Trustee,
                                   Neuberger & Berman  Equity  Trust;  President
                                   and   Trustee,    Equity    Managers   Trust;
                                   President,  Global Managers Trust;  President
                                   and  Trustee,   Neuberger  &  Berman   Equity
                                   Assets.

         The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


Item 29.  Principal Underwriters.
--------  -----------------------

         (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                      Neuberger & Berman Advisers Management Trust
                      Neuberger & Berman Equity Funds
                      Neuberger & Berman Equity Assets
                      Neuberger & Berman Income Funds
                      Neuberger & Berman Income Trust

         N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                         POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                WITH REGISTRANT
----                     ----------------                ---------------

Claudia A. Brandon       Vice President                  Secretary

Patrick T. Byrne         Vice President                  None

Richard A. Cantor        Chairman of the Board and       None
                            Director

Valerie Chang            Assistant Vice President        None

Robert Conti             Treasurer                       None

Stacy Cooper-Shugrue     Assistant Vice President        Assistant Secretary

William Cunningham       Vice President                  None

Clara Del Villar         Vice President                  None

Barbara DiGiorgio        Assistant Vice President        Assistant Treasurer

Roberta D'Orio           Assistant Vice President        None

Stanley Egener           President and Director          Chairman of the Board,
                                                         Chief Executive
                                                         Officer, and Trustee

Brian Gaffney            Vice President                  None

Joseph G. Galli          Assistant Vice President        None

Robert I. Gendelman      Vice President                  None

Mark R. Goldstein        Vice President                  None

                         POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                WITH REGISTRANT
----                     ----------------                ---------------

Theodore P. Giuliano     Vice President and Director     None

Leslie Holliday-Soto     Assistant Vice President        None

Jody L. Irwin            Assistant Vice President        None

Michael M. Kassen        Vice President and Director     None

Irwin Lainoff            Director                        None

Michael Lamberti         Vice President                  None

Josephine Mahaney        Vice President                  None

Carmen G. Martinez       Assistant Vice President        None

Ellen Metzger            Vice President and Secretary    None

Paul Metzger             Vice President                  None

Loraine Olavarria        Assistant Secretary             None

Janet W. Prindle         Vice President                  None

Joseph S. Quirk          Assistant Vice President        None

Kevin L. Risen           Vice President                  None

Richard Russell          Vice President                  Treasurer and Principal
                                                         Accounting Officer

Kent C. Simons           Vice President                  None

Frederick B. Soule       Vice President                  None

Daniel J. Sullivan       Senior Vice President           Vice President

Peter E. Sundman         Senior Vice President           None

Susan Switzer            Assistant Vice President        None

                         POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                WITH REGISTRANT
----                     ----------------                ---------------

Andrea Trachtenberg      Vice President of Marketing     None

Judith M. Vale           Vice President                  None

Susan Walsh              Vice President                  None

Michael J. Weiner        Senior Vice President           Vice President and
                                                         Principal Financial
                                                         Officer

Celeste Wischerth        Assistant Vice President        Assistant Treasurer

Thomas Wolfe             Vice President                  None

KimMarie Zamot           Assistant Vice President        None

Lawrence Zicklin         Director                        Trustee and President

         (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records.
-------- ---------------------------------

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

Item 31. Management Services
-------- -------------------

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 32. Undertakings
---------------------

         Registrant hereby undertakes to file a Post-Effective Amendment to its Registration Statement, containing financial statements with respect to Neuberger & Berman International Trust, which need not be certified, within four to six months from the date of the Fund's commencement of operations.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY TRUST has duly caused this Post-Effective Amendment No. 11 to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 16th day of June 1997.

                                      NEUBERGER & BERMAN EQUITY TRUST


                                      By: /s/Lawrence Zicklin
                                           ______________________
                                            Lawrence Zicklin
                                            President



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                       Date
---------                     -----                       ----

/s/Faith Colish
____________________          Trustee                      April 30, 1997
Faith Colish


/s/Donald M. Cox
____________________          Trustee                      April 30, 1997
Donald M. Cox


/s/Stanley Egener
____________________          Chairman of the Board        April 30, 1997
Stanley Egener                  and Trustee (Chief
                                Executive Officer

/s/Howard A. Mileaf
____________________          Trustee                      April 30, 1997
Howard A. Mileaf


/s/Edward I. O'Brien
____________________          Trustee                      April 30, 1997
Edward I. O'Brien


                       (signatures continued on next page)

Signature                     Title                        Date
---------                     -----                        ----


/s/John T. Patterson, Jr.
____________________          Trustee                      April 30, 1997
John T. Patterson, Jr.


/s/John P. Rosenthal
____________________          Trustee                      April 30, 1997
John P. Rosenthal


/s/Cornelius T. Ryan
____________________          Trustee                      April 30, 1997
Cornelius T. Ryan


/s/Gustave H. Shubert
____________________          Trustee                      April 30, 1997
Gustave H. Shubert


/s/Lawrence Zicklin
____________________          President and Trustee        April 30, 1997
Lawrence Zicklin


/s/Michael J. Weiner
____________________          Vice President               April 30, 1997
Michael J. Weiner                (Principal Financial
                                 Officer)

/s/Richard Russell
____________________          Treasurer (Principal         April 30, 1997
Richard Russell                 Accounting Officer)

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST has duly caused Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York, on the 16th day of June, 1997.

                           GLOBAL MANAGERS TRUST


                           By:/s/ Stanley Egener
                              --------------------------------------
                              Stanley Egener, Chairman of the Board
                                    (Chief Executive Officer)

         Pursuant  to  the   requirements   of  the   Securities  Act  of  1933,
Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities and on the date indicated.

Signature                    Title                                  Date
---------                    -----                                  ----

/s/Stanley Egener
________________             Chairman of the Board               April 30, 1997
Stanley Egener                 and Trustee (Chief
                               Executive Officer)


/s/Howard A. Mileaf
___________________          Trustee                             April 30, 1997
Howard A. Mileaf


/s/John T. Patterson, Jr.
________________________     Trustee                             April 30, 1997
John T. Patterson, Jr.



/s/John P. Rosenthal
___________________          Trustee                             April 30, 1997
John P. Rosenthal


/s/Michael J. Weiner
___________________          Vice President(Principal            April 30, 1997
Michael J. Weiner              Financial Officer)


/s/Richard Russell
___________________          Treasurer (Principal                April 30, 1997
Richard Russell                Accounting Officer)


                         NEUBERGER & BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A

                                INDEX TO EXHIBITS


                                                                                                  Sequentially
Exhibit                                                                                             Numbered
Number                                Description                                                      Page
------                                -----------                                                      ----
(1)              (a)     Certificate of Trust.  Incorporated by Reference to                          N.A.
                         Post-Effective No. 8 to Registrant's Registration Statement, File
                         Nos. 33-64368 and 811-7784, Edgar Accession
                         No. 0000898432-95-000427.

                 (b)     Trust Instrument of Neuberger & Berman Equity Trust.                         N.A.
                         Incorporated by Reference to Post-Effective No. 8 to Registrant's
                         Registration Statement, File Nos. 33-64368 and 811-7784, Edgar
                         Accession No. 0000898432-95-000427.

                 (c)     Schedule A - Current Series of Neuberger & Berman Equity Trust.              N.A.
                         To Be Filed by Amendment.

(2)              By-laws of Neuberger & Berman Equity Trust.  Incorporated by Reference to            N.A.
                 Post-Effective No. 8 to Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

(3)              Voting Trust Agreement.  None.                                                       N.A.

(4)              (a)     Trust Instrument of Neuberger & Berman Equity Trust,                         N.A.
                         Articles IV, V, and VI.  Incorporated by Reference to
                         Post-Effective No. 8 to Registrant's Registration Statement, File
                         Nos. 33-64368 and 811-7784, Edgar Accession No.
                         0000898432-95-000427.

                 (b)     Bylaws of Neuberger & Berman Equity Trust, Articles V, VI,
                         and VIII.  Incorporated by Reference to Post-Effective No. 8 to
                         Registrant's Registration Statement, File Nos. 33-64368 and
                         811-7784, Edgar Accession No. 0000898432-95-000427.                          N.A.

                                       23

(5)              (a)     (i)      Management Agreement Between Equity Managers Trust and              N.A.
                                  Neuberger & Berman Management Incorporated.
                                  Incorporated by Reference to Post-Effective Amendment
                                  No. 70 to Registration Statement of Neuberger & Berman
                                  Equity Funds, File Nos. 2-11357 and 811-582, Edgar
                                  Accession No. 0000898432-000314.

                         (ii)     Schedule A - Series of Neuberger & Berman Equity                    N.A.
                                  Managers Trust Currently Subject to the Management
                                  Agreement. Incorporated by Reference to Post-Effective
                                  Amendment No. 70 to Registration Statement of Neuberger
                                  & Berman Equity Funds, File Nos. 2-11357 and 811-582,
                                  Edgar Accession No. 0000898432-000314.

                         (iii)    Schedule B - Schedule of Compensation Under the                     N.A.
                                  Management Agreement. Incorporated by Reference to
                                  Post-Effective Amendment No. 70 to Registration
                                  Statement of Neuberger & Berman Equity Funds, File Nos.
                                  2-11357 and 811-582, Edgar Accession No.
                                  0000898432-000314.

                 (b)     (i)      Sub-Advisory Agreement Between Neuberger & Berman                   N.A.
                                  Management Incorporated and Neuberger & Berman, LLC with
                                  Respect to Equity Managers Trust.  Incorporated by
                                  Reference to Post-Effective Amendment No. 70 to
                                  Registration Statement of Neuberger & Berman Equity
                                  Funds, File Nos. 2-11357 and 811-582, Edgar Accession
                                  No. 0000898432-000314.

                         (ii)     Schedule A - Series of Neuberger & Berman Equity                    N.A.
                                  Managers Trust Currently Subject to the Sub-Advisory
                                  Agreement. Incorporated by Reference to Post-Effective
                                  Amendment No. 70 to Registration Statement of Neuberger
                                  & Berman Equity Funds, File Nos. 2-11357 and 811-582,
                                  Edgar Accession No. 0000898432-000314.

                 (c)     (i)      Management Agreement Between Global Managers Trust and              N.A.
                                  Neuberger & Berman Management. Incorporated by Reference
                                  to Post-Effective Amendment No. 74 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  Edgar Accession No. 0000898432-95-000426.

                         (ii)     Schedule A - Series of Global Managers Trust Currently
                                  Subject to the Management Agreement. Incorporated by
                                  Reference to Post-Effective Amendment No. 74 to
                                  Registrant's Registration Statement, File Nos. 2-11357              N.A.
                                  and 811-582, Edgar Accession No. 0000898432-95-000426.


                                       24

                         (iii)    Schedule B - Schedule of Compensation Under the
                                  Management Agreement. Incorporated by Reference to
                                  Post-Effective Amendment No. 74 to Registrant's                     N.A.
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  Edgar Accession No. 0000898432-95-000426.

                 (d)     (i)      Sub-Advisory Agreement Between Neuberger & Berman
                                  Management Incorporated and Neuberger & Berman, LLC with
                                  Respect to Global Managers Trust.  Incorporated by
                                  Reference to Post-Effective Amendment No. 74 to                     N.A.
                                  Registrant's Registration Statement, File Nos. 2-11357
                                  and 811-582, Edgar Accession No. 0000898432-95-000426.

                         (ii)     Schedule A - Series of Global Managers Trust Currently
                                  Subject to the Sub-Advisory Agreement, Incorporated by
                                  Reference to Post-Effective Amendment No. 74 to
                                  Registrant's Registration Statement, File Nos. 2-11357              N.A.
                                  and 811-582, Edgar Accession No. 0000898432-95-000426.

(6)     (a)      Distribution Agreement Between Neuberger & Berman Equity Trust and                   N.A.
                 Neuberger & Berman Management Incorporated.  Incorporated by Reference to
                 Post-Effective No. 8 to Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

        (b)      Schedule A - Series of Neuberger & Berman Equity Trust Currently Subject             N.A.
                 to the Distribution Agreement.  To Be Filed by Amendment.

(7)              Bonus, Profit Sharing or Pension Plans.  None.                                       N.A.

(8)              (a)     Custodian Contract Between Neuberger & Berman Equity Trust and               N.A.
                         State Street Bank and Trust Company.  Incorporated by Reference
                         to Post-Effective No. 8 to Registrant's Registration Statement,
                         File Nos. 33-64368 and 811-7784, Edgar Accession
                         No. 0000898432-95-000427.

                 (b)     Schedule A - Approved Foreign Banking Institutions and Securities            N.A.
                         Depositories Under the Custodian Contract.  Incorporated by
                         Reference to Post-Effective No. 8 to Registrant's Registration
                         Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                         No. 0000898432-95-000427.

                 (c)     Schedule of Compensation Under the Custodian Contract.                       N.A.
                         Incorporated by Reference to Post-Effective No. 10 to
                         Registrant's Registration Statement, File Nos. 33-64368 and
                         811-7784, Edgar Accession No. 0000898432-96-000532.

(9)     (a)      (i)     Transfer Agency and Service Agreement Between Neuberger & Berman             N.A.
                         Equity Trust and State Street Bank and Trust Company.
                         Incorporated by Reference to Post-Effective No. 8 to Registrant's
                         Registration Statement, File Nos. 33-64368 and 811-7784, Edgar
                         Accession No. 0000898432-95-000427.

                                       25

                 (ii)    Agreement Between Neuberger & Berman Equity Trust and State                  N.A.
                         Street Bank and Trust Company Adding Neuberger & Berman NYCDC
                         Socially Responsive Trust as a Portfolio Governed by the Transfer
                         Agency Agreement.  Incorporated by Reference to Post-Effective
                         No. 8 to Registrant's Registration Statement, File Nos. 33-64368
                         and 811-7784, Edgar Accession No. 0000898432-95-000427.

                 (iii)   First Amendment to Transfer Agency and Service Agreement between             N.A.
                         Equity Trust and State Street Bank and Trust Company.
                         Incorporated by Reference to Post-Effective No. 8 to Registrant's
                         Registration Statement, File Nos. 33-64368 and 811-7784, Edgar
                         Accession No. 0000898432-95-000427.

                 (iv)    Schedule of Compensation under the Transfer Agency and Service               N.A.
                         Agreement.  Incorporated by Reference to Post-Effective No. 10 to
                         Registrant's Registration Statement, File Nos. 33-64368 and
                         811-7784, Edgar Accession No. 0000898432-96-000532.

        (b)      (i)     Administration Agreement Between Neuberger & Berman Equity Trust             N.A.
                         and Neuberger & Berman Management Incorporated.  Incorporated by
                         Reference to Post-Effective No. 8 to Registrant's Registration
                         Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                         No. 0000898432-95-000427.

                 (ii)    Schedule A - Series of Neuberger & Berman Equity Trust Currently             N.A.
                         Subject to the Administration Agreement.  To Be Filed by
                         Amendment.

                 (iii)   Schedule B - Schedule of Compensation Under the Administration              N.A.
                         Agreement.  Incorporated by Reference to Post-Effective No. 8 to
                         Registrant's Registration Statement, File Nos. 33-64368 and
                         811-7784, Edgar Accession No. 0000898432-95-000427.

(10)             Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters.             N.A.
                 Incorporated by Reference to Registrant's Rule 24f-2 Notice for the
                 Fiscal Year Ended August 31, 1996, File Nos. 2-11357 and 811-582, Edgar
                 Accession No. 0000898432-96-000465.

(11)             Consent of Ernst & Young.  To Be Filed by Amendment.                                 N.A.

(12)             Financial Statements Omitted from Prospectus.  None.                                 N.A.

(13)             Letter of Investment Intent.  None.                                                  N.A.

(14)             Prototype Retirement Plan.  None.                                                    N.A.

(15)             Plan Pursuant to Rule 12b-1.  None.                                                  N.A.

(16)             Schedule of Computation of Performance Quotations.  Incorporated by                  N.A.
                 Reference to Post-Effective Amendment No. 4 to Registrant's Registration
                 Statement, File Nos. 33-64368 and 811-7784.
(17)             Financial Data Schedule.  To Be Filed by Amendment.                                  N.A.

(18)             Plan Pursuant to Rule 18f-3.  None.                                                  N.A.



                                       26